                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3850

Exact name of registrant as specified in charter:
Delaware Group Tax-Free Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

                                         Delaware
                                         Investments(R)
                                         -----------------------------------
                                         A member of Lincoln Financial Group

FIXED INCOME

SEMIANNUAL REPORT  FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                   DELAWARE TAX-FREE USA FUND

                   DELAWARE TAX-FREE INSURED FUND

                   DELAWARE TAX-FREE USA INTERMEDIATE FUND

                   DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND



[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------
DISCLOSURE OF FUND EXPENSES                         1
-----------------------------------------------------
SECTOR ALLOCATION                                   3
-----------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                          5

  Statement of Assets and Liabilities              19

  Statements of Operations                         20

  Statements of Changes in Net Assets              21

  Financial Highlights                             23

  Notes to Financial Statements                    35






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE USA FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                           Beginning     Ending                   Paid During
                                                            Account     Account       Annualized     Period
                                                            Value        Value          Expense     9/1/04 to
                                                            9/1/04      2/28/05          Ratio       2/28/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,036.00         0.86%        $4.34
Class B                                                     1,000.00    1,032.10         1.63%         8.21
Class C                                                     1,000.00    1,032.10         1.63%         8.21
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.53         0.86%        $4.31
Class B                                                     1,000.00    1,016.71         1.63%         8.15
Class C                                                     1,000.00    1,016.71         1.63%         8.15
--------------------------------------------------------------------------------------------------------------

DELAWARE TAX-FREE INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                           Beginning     Ending                   Paid During
                                                            Account     Account       Annualized     Period
                                                            Value        Value          Expense     9/1/04 to
                                                            9/1/04      2/28/05          Ratio       2/28/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,027.90         0.88%        $4.42
Class B                                                     1,000.00    1,024.00         1.65%         8.28
Class C                                                     1,000.00    1,024.00         1.65%         8.28
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.43         0.88%        $4.41
Class B                                                     1,000.00    1,016.61         1.65%         8.25
Class C                                                     1,000.00    1,016.61         1.65%         8.25
--------------------------------------------------------------------------------------------------------------

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES (CONTINUED)

DELAWARE TAX-FREE USA INTERMEDIATE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                           Beginning     Ending                   Paid During
                                                            Account     Account       Annualized     Period
                                                            Value        Value          Expense     9/1/04 to
                                                            9/1/04      2/28/05          Ratio       2/28/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,025.10         0.78%        $3.92
Class B                                                     1,000.00    1,021.70         1.63%         8.17
Class C                                                     1,000.00    1,020.80         1.63%         8.17
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.93         0.78%        $3.91
Class B                                                     1,000.00    1,016.71         1.63%         8.15
Class C                                                     1,000.00    1,016.71         1.63%         8.15
--------------------------------------------------------------------------------------------------------------

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                           Beginning     Ending                   Paid During
                                                            Account     Account       Annualized     Period
                                                            Value        Value          Expense     9/1/04 to
                                                            9/1/04      2/28/05          Ratio       2/28/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,044.70         0.93%        $4.71
Class B                                                     1,000.00    1,040.70         1.68%         8.50
Class C                                                     1,000.00    1,040.70         1.68%         8.50
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.18         0.93%        $4.66
Class B                                                     1,000.00    1,016.46         1.68%         8.40
Class C                                                     1,000.00    1,016.46         1.68%         8.40
--------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE USA FUND                                           DELAWARE TAX-FREE INSURED FUND
                                                    PERCENTAGE                                                           PERCENTAGE
SECTOR                                            OF NET ASSETS      SECTOR                                            OF NET ASSETS
---------------------------------------------------------------      ---------------------------------------------------------------
MUNICIPAL BONDS                                       97.30%         MUNICIPAL BONDS                                       95.69%
---------------------------------------------------------------      ---------------------------------------------------------------
Airline Revenue Bonds                                  1.30%         Airport Revenue Bonds                                  2.56%

Airport Revenue Bonds                                  1.57%         City General Obligation Bonds                          5.83%

City General Obligation Bonds                          3.60%         Continuing Care/Retirement Revenue Bonds               2.12%

Continuing Care/Retirement Revenue Bonds               1.63%         Corporate Backed Revenue Bonds                         1.28%

Corporate-Backed Revenue Bonds                         4.43%         Dedicated Tax & Fees Revenue Bonds                     5.35%

Dedicated Tax & Fees Revenue Bonds                     5.12%         Escrowed to Maturity Bonds                             1.87%

Escrowed to Maturity Bonds                             8.58%         Higher Education Revenue Bonds                        11.34%

Higher Education Revenue Bonds                        11.20%         Hospital Revenue Bonds                                 3.41%

Hospital Revenue Bonds                                10.73%         Investor Owned Utilities Revenue Bonds                 7.63%

Investor Owned Utilities Revenue Bonds                14.01%         Multifamily Housing Revenue Bonds                     10.03%

Miscellaneous Revenue Bonds                            0.48%         Municipal Lease Revenue Bonds                          6.47%

Multifamily Housing Revenue Bonds                      0.92%         Political Subdivision General Obligation Bonds         0.97%

Municipal Lease Revenue Bonds                          7.04%         Pre-Refunded Bonds                                     4.76%

Pre-Refunded Bonds                                     5.63%         Public Utility District Revenue Bonds                  5.45%

Public Utility District Revenue Bonds                  3.29%         School District General Obligation Bonds               5.94%

School District General Obligation Bonds               0.51%         Single Family Housing Revenue Bonds                    1.17%

Single Family Housing Revenue Bonds                    0.42%         Territorial General Obligation Bonds                   1.89%

Territorial General Obligation Bonds                   1.97%         Territorial Revenue Bonds                              9.80%

Territorial Revenue Bonds                              7.82%         Turnpike/Toll Road Revenue Bonds                       0.84%

Turnpike/Toll Road Revenue Bonds                       2.95%         Water & Sewer Revenue Bonds                            6.98%
                                                                     ---------------------------------------------------------------
Water & Sewer Revenue Bonds                            4.10%         VARIABLE RATE DEMAND NOTES                             3.23%
---------------------------------------------------------------      ---------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                             2.66%         TOTAL MARKET VALUE OF SECURITIES                      98.92%
---------------------------------------------------------------      ---------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                      99.96%         RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES        1.08%
---------------------------------------------------------------      ---------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES        0.04%         TOTAL NET ASSETS                                     100.00%
---------------------------------------------------------------      ---------------------------------------------------------------
TOTAL NET ASSETS                                     100.00%
---------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE INTERMEDIATE FUND                                  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
                                                    PERCENTAGE                                                          PERCENTAGE
SECTOR                                            OF NET ASSETS      SECTOR                                            OF NET ASSETS
---------------------------------------------------------------      ---------------------------------------------------------------
MUNICIPAL BONDS                                       91.90%         MUNICIPAL BONDS                                       97.44%
---------------------------------------------------------------      ---------------------------------------------------------------
Airport Revenue Bonds                                  1.88%         Airline Revenue Bonds                                  1.59%

City General Obligation Bonds                          4.39%         Airport Revenue Bonds                                  4.40%

Corporate-Backed Revenue Bonds                         7.53%         Continuing Care/Retirement Revenue Bonds              11.04%

Dedicated Tax & Fees Revenue Bonds                     5.60%         Corporate-Backed Revenue Bonds                        10.50%

Escrowed to Maturity Bonds                             0.19%         Dedicated Tax & Fees Revenue Bonds                     5.01%

Higher Education Revenue Bonds                        15.85%         Escrowed to Maturity Bonds                             0.50%

Hospital Revenue Bonds                                12.15%         Higher Education Revenue Bonds                        18.43%

Investor Owned Utilities Revenue Bonds                 6.88%         Hospital Revenue Bonds                                16.28%

Miscellaneous Revenue Bonds                            1.84%         Investor Owned Utilities Revenue Bonds                11.64%

Municipal Lease Revenue Bonds                          2.52%         Miscellaneous Revenue Bonds                            1.07%

Political Subdivision General Obligation Bonds         2.79%         Multifamily Housing Revenue Bonds                      1.22%

Ports & Harbors Revenue Bonds                          0.46%         Municipal Lease Revenue Bonds                          5.18%

Pre-Refunded Bonds                                     3.59%         Political Subdivision General Obligation Bonds         0.50%

Public Power Revenue Bonds                             2.54%         Pre-Refunded Bonds                                     5.39%

Recreational Area Revenue Bonds                        0.92%         School District General Obligation Bonds               1.26%

School District General Obligation Bonds               5.61%         Tax Increment/Special Assessment Bonds                 3.43%
                                                                     ---------------------------------------------------------------
School District Revenue Bonds                          0.95%         TOTAL MARKET VALUE OF SECURITIES                      97.44%
                                                                     ---------------------------------------------------------------
State General Obligation Bonds                         2.58%         RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES        2.56%
                                                                     ---------------------------------------------------------------
Tax Increment/Special Assessment Bonds                 1.59%         TOTAL NET ASSETS                                     100.00%
                                                                     ---------------------------------------------------------------
Territorial General Obligation Bonds                   1.86%

Territorial Revenue Bonds                              4.25%

Transportation Revenue Bonds                           0.94%

Turnpike/Toll Road Revenue Bonds                       1.16%

Water & Sewer Revenue Bonds                            3.83%
---------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                             6.44%
---------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                      98.34%
---------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES        1.66%
---------------------------------------------------------------
TOTAL NET ASSETS                                     100.00%
---------------------------------------------------------------

                                       4

STATEMENTS                                         DELAWARE TAX-FREE USA FUND
  OF NET ASSETS                                    February 28, 2005 (Unaudited)

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS - 97.30%
Airline Revenue Bonds - 1.30%
  Minneapolis/St. Paul, Minnesota
    Metropolitan Airports Commission
    Special Facilities Revenue
    (Northwest Airlines, Inc. Project)
    Series A 7.00% 4/1/25 (AMT)                        $ 1,300,000   $ 1,184,326
  New Jersey Economic Development
    Authority Special Facility Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/29 (AMT)                                  3,500,000     2,786,315
  Tulsa, Oklahoma Municipal Airport Trust
    Revenue (American Airlines Corp.)
    7.35% 12/1/11                                        2,250,000     2,228,828
                                                                     -----------
                                                                       6,199,469
                                                                     -----------
Airport Revenue Bonds - 1.57%
  Capital Trust Agency Florida Revenue
    (Fort Lauderdale/Cargo Project)
    5.75% 1/1/32 (AMT)                                   2,500,000     2,489,625
    (Orlando/Cargo Project)
    6.75% 1/1/32 (AMT)                                   2,000,000     1,976,080
  Grapevine, Texas Industrial Development
    Corporate Revenue (Air Cargo)
    6.50% 1/1/24 (AMT)                                     920,000       956,211
  Houston, Texas Industrial Development
    Corporate Revenue (Air Cargo)
    6.375% 1/1/23 (AMT)                                  2,000,000     2,063,180
                                                                     -----------
                                                                       7,485,096
                                                                     -----------
City General Obligation Bonds - 3.60%
  New York City, New York
    Series H 6.125% 8/1/25                               4,860,000     5,235,775
    Series I 5.125% 3/1/23                               5,875,000     6,165,930
    Series J 5.25% 6/1/28                                5,400,000     5,739,552
                                                                     -----------
                                                                      17,141,257
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 1.63%
  Colorado Health Facilities Authority Revenue
    (Evangelical Lutheran) 5.25% 6/1/34                  3,000,000     3,084,600
++Delaware County, Pennsylvania Authority
    Revenue (Main Line & Haverford
    Nursing and Rehabilitation Center)
    9.00% 8/1/22                                         1,860,000     1,481,174
  Gainesville & Hall County, Georgia
    Development Authority Revenue
    (Lanier Village Estates Project)
    Series C 7.25% 11/15/29                              1,000,000     1,108,260
  Lucas County, Ohio Health Care Facility
    Revenue (Sunset Retirement
    Communities) Series A 6.625% 8/15/30                 2,000,000     2,109,740
                                                                     -----------
                                                                       7,783,774
                                                                     -----------
Corporate-Backed Revenue Bonds - 4.43%
  Alliance, Texas Airport Authority Special
    Facilities Revenue (Federal Express
    Corp. Project) 6.375% 4/1/21 (AMT)                   2,000,000     2,110,620
  Ashland, Kentucky Sewer & Solid Waste
    Revenue (Ashland, Inc. Project)
    7.125% 2/1/22 (AMT)                                  5,000,000     5,130,300
  Cloquet, Minnesota Pollution Control
    Revenue (Potlatch Corp. Project)
    5.90% 10/1/26                                        1,695,000     1,709,865

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds (continued)
++Columbus, Kansas Industrial Revenue
    (ACE Electrical Acquisition)
    7.00% 8/1/17 (AMT)                                $   800,000    $   262,000
  Indianapolis, Indiana Airport Authority
    Revenue (Federal Express Corp. Project)
    5.10% 1/15/17 (AMT)                                 2,000,000      2,115,060
  Phenix County, Alabama Industrial
    Development Board Environmental
    Improvement Revenue (Mead
    Westvaco Corporation Project)
    Series A 6.35% 5/15/35 (AMT)                        3,000,000      3,225,570
  Puerto Rico Industrial, Medical &
    Environmental Pollution Control
    Facilities Financing Authority Revenue
    (PepsiCo Inc. Project) 6.25% 11/15/13               1,250,000      1,308,750
  Richmond County, Georgia Development
    Authority Environmental Improvement
    Revenue (International Paper Co.)
    Series B 5.95% 11/15/25 (AMT)                       5,000,000      5,224,350
                                                                     -----------
                                                                      21,086,515
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 5.12%
  Bi-State Development Agency Missouri,
    Illinois Metropolitan District
    (Metrolink Cross County Project)
    Series B 5.00% 10/1/32 (FSA)                        2,000,000      2,079,920
  New Jersey Economic Development
    Authority (Cigarette Tax)
    5.75% 6/15/34                                       2,000,000      2,121,740
  New York City, New York Transitional
    Finance Authority Series D
    5.00% 2/1/31                                        5,000,000      5,159,900
  New York State Sales Tax Asset
    Receivables 5.25% 10/15/27 (AMBAC)                  7,000,000      7,579,810
  Southeast Wisconsin Professional
    Baseball Park District Sales Tax
    Revenue Series A
    5.50% 12/15/26 (MBIA)                               5,500,000      6,440,225
  Truth or Consequences, New Mexico
    Gross Receipts Tax Revenue
    6.30% 7/1/16                                        1,000,000      1,028,570
                                                                     -----------
                                                                      24,410,165
                                                                     -----------
Escrowed to Maturity Bonds - 8.58%
  Louisiana Public Facilities Authority
    Hospital Revenue (Southern Baptist
    Hospital, Inc.) 8.00% 5/15/12                       6,135,000      7,215,926
  New Jersey State Highway Authority
    Garden State Parkway General
    Revenue (Senior Parkway)                            5,000,000      5,719,800
    5.50% 1/1/14 (FGIC)
    5.50% 1/1/15 (FGIC)                                 7,310,000      8,402,991
  Oklahoma State Turnpike Authority
    Revenue (First Senior) 6.00% 1/1/22                13,535,000     16,668,082
  Virgin Islands Public Finance Authority
    Revenue Series A 7.30% 10/1/18                      2,200,000      2,867,216
                                                                     -----------
                                                                      40,874,015
                                                                     -----------
Higher Education Revenue Bonds - 11.20%
  California Educational Facilities Authority
    Revenue (University of South California)
    Series A 5.00% 10/1/33                              8,000,000      8,304,160

STATEMENTS                                            DELAWARE TAX-FREE USA FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Illinois Educational Facilities Authority
    Student Housing Revenue (Educational
    Advancement Fund-University Center
    Project) 6.25% 5/1/30                             $ 5,000,000    $ 5,319,900
  Maryland State Economic Development
    Corporation, Student Housing Revenue
    (University of Maryland College Park
    Project) 5.625% 6/1/35                              1,125,000      1,165,759
  Massachusetts State Health & Educational
    Facilities Authority Revenue
    (Nichols College) Series C
    6.00% 10/1/17                                       1,000,000      1,048,370
    6.125% 10/1/29                                      1,400,000      1,431,836
  Milledgeville-Baldwin County, Georgia
    Development Authority Revenue
    (Georgia College & State University
    Foundation) 6.00% 9/1/33                            1,000,000      1,075,690
  New Hampshire Higher Educational &
    Health Facilities Authority Revenue
    (New Hampton School Issue)
    5.375% 10/1/28                                      3,070,000      2,907,014
  New Jersey State Educational Facilities
    Authority Revenue (Stevens Institute of
    Technology) Series B 5.25% 7/1/24                   2,085,000      2,176,386
 &New York State Dormitory Authority
    Revenues (Drivers-107) Inverse Floater
    6.746% 5/15/15 (MBIA)                              20,000,000     23,679,199
  University of Arkansas Various Facility
    Revenue Constructions (University of
    Arkansas Medical Sciences Campus)
    Series B 5.00% 11/1/34 (MBIA)                       1,500,000      1,562,400
  University of California Revenues
    Series A 5.00% 5/15/33 (AMBAC)                      3,500,000      3,629,780
    Vermont University & State Agriculture
    College 5.125% 10/1/37 (AMBAC)                      1,000,000      1,043,370
                                                                     -----------
                                                                      53,343,864
                                                                     -----------
Hospital Revenue Bonds - 10.73%
  Akron Bath Copley, Ohio Joint Township
    Hospital District Revenue
    (Summa Health System)
    Series A 5.25% 11/15/31 (RADIAN)                    3,000,000      3,146,370
  Cando, North Dakota Nursing Facility
    Revenue (Towner County Medical
    Center Project) 7.125% 8/1/22                       1,000,000      1,011,730
  Chatham County, Georgia Hospital
    Authority Revenue (Memorial Health
    Medical Center) Series A 6.125% 1/1/24              1,000,000      1,091,920
  Cuyahoga County, Ohio Revenue
    (Cleveland Clinic Health Systems)
    Series A 5.50% 1/1/29                               7,500,000      7,992,149
  Dormitory Authority of the State of
    New York Catholic Health Services of
    Long Island (St Francis Hospital Project)
    Series 2004 5.10% 7/1/34                            2,500,000      2,567,125
  Duluth, Minnesota Economic Development
    Authority Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                 5,825,000      5,986,236

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Florence County, South Carolina
    Hospital Revenue (McLeod Regional
    Medical Center Project)
    Series A 5.25% 11/1/27 (FSA)                       $ 2,355,000   $ 2,528,870
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Healthcare Project)
    5.625% 1/1/28                                        2,000,000     2,090,020
  Louisiana Public Facilities Authority
    Revenue (Ochsner Clinic Foundation
    Project) Series B 5.50% 5/15/32                      1,500,000     1,558,185
  Michigan State Hospital Finance
    Authority Revenue
    (Ascension Health Credit Group)
    Series B 5.25% 11/15/26                              3,500,000     3,680,810
    (Oakwood Obligation Group)
    Series A 5.75% 4/1/32                                2,500,000     2,642,650
    (Trinity Health Credit)
    Series C 5.375% 12/1/30                              6,000,000     6,298,080
  Multnomah County, Oregon Hospital
    Facilities Authority Revenue (Providence
    Health System) 5.25% 10/1/22                         3,000,000     3,241,560
  North Carolina Medical Care Commission
    Hospital Revenue (Northeast Medical
    Center Project) 5.125% 11/1/34                       1,250,000     1,296,750
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.35% 10/1/36                                        1,750,000     1,840,248
  South Miami, Florida Health Facilities
    Authority Hospital Revenue
    (Baptist Health South Florida Group)
    5.25% 11/15/33                                       4,000,000     4,153,400
                                                                     -----------
                                                                      51,126,103
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 14.01%
  Brazos, Texas River Authority Pollution
    Revenue (TXU Energy Co. Project)
    Series B 6.30% 7/1/32 (AMT)                          3,500,000     3,775,485
  Clark County, Nevada Industrial
    Development Revenue (Nevada Power
    Co. Project) Series C 7.20% 10/1/22                  8,000,000     8,120,000
  Midland County, Michigan Economic
    Development Subordinate Limited
    Obligation (Midland Congeneration
    Project) Series A 6.875% 7/23/09 (AMT)               3,050,000     3,158,184
  Mississippi Business Finance Corporation
    Pollution Control Revenue
    (System Energy Resources, Inc. Project)
    5.90% 5/1/22                                         3,000,000     3,036,540
  Pennsylvania Economic Development
    Financing 6.75% 12/1/36 (AMT)                        3,250,000     3,477,403
  Petersburg, Indiana Pollution Control
    Revenue (Indianapolis Power &
    Light Co. Project)
    6.375% 11/2/29 (AMT)                                 4,250,000     4,482,008
    6.625% 12/1/24                                       4,500,000     4,600,800
  Port Morrow, Oregon Pollution Control
    Revenue (Portland General Electric Co.)
    Series A 5.20% 5/1/33                                2,000,000     2,113,300

STATEMENTS                                            DELAWARE TAX-FREE USA FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
 Investor Owned Utilities Revenue Bonds (continued)
   Sabine River Authority, Texas Pollution
     Control Revenue (Southwestern Electric
     Power Co.) 6.10% 4/1/18 (MBIA)                    $ 4,000,000   $ 4,213,120
   Suffolk County, New York Industrial Agency
     Development Revenue (Keyspan-Port
     Jefferson Project) 5.25% 6/1/27 (AMT)               3,500,000     3,630,480
   Sweetwater County, Wyoming Pollution
     Control Revenue (Idaho Power Co.
     Project) Series A 6.05% 7/15/26                     5,000,000     5,246,700
   West Feliciana Parish, Louisiana Pollution
     Control Revenue (Gulf States Utilities
     Co. Project) Series A 7.50% 5/1/15                 20,700,000    20,894,786
                                                                     -----------
                                                                      66,748,806
                                                                     -----------
 Miscellaneous Revenue Bonds - 0.48%
   Wisconsin Center District Tax Revenue
      (Junior Dedicated) 5.25% 12/15/23 (FSA)            2,000,000     2,263,960
                                                                     -----------
                                                                       2,263,960
                                                                     -----------
 Multifamily Housing Revenue Bonds - 0.92%
   Milwaukee, Wisconsin Redevelopment
     Authority Multifamily Revenue (City Hall
     Square) 6.30% 8/1/38 (FHA) (AMT)                    1,455,000     1,515,077
   North Dakota State Housing Finance
     Agency Multifamily Revenue Series A
     6.15% 12/1/17 (FNMA)                                1,300,000     1,342,432
   Waukesha, Wisconsin Housing Authority
     (Westgrove Woods) Series A
     6.00% 12/1/31 (GNMA) (AMT)                          1,500,000     1,538,550
                                                                     -----------
                                                                       4,396,059
                                                                     -----------
 Municipal Lease Revenue Bonds - 7.04%
   Alexandria, Virginia Industrial
     Development Authority Revenue
     (Institute for Defense Analyses)
     Series A 5.90% 10/1/30 (AMBAC)                      5,000,000     5,645,100
   Golden State, California Tobacco
     Securitization Corporation Settlement
     Revenue Series B
     5.50% 6/1/43                                        7,500,000     8,014,649
     5.625% 6/1/38                                       7,500,000     8,148,825
   Idaho State Building Authority Revenue
     Series A 5.00% 9/1/43 (XLCA)                        1,000,000     1,030,930
   Linn County, Kansas Certificates of
     Participation 7.25% 3/1/13 (AMT)                      350,000       332,518
   Missouri State Development Finance
     Board Infrastructure Facilities Revenue
     (Branson Landing Project) Series A
     5.25% 12/1/19                                       1,000,000     1,049,250
     5.50% 12/1/24                                         980,000     1,030,715
     5.625% 12/1/28                                      2,930,000     3,093,260
   Philadelphia, Pennsylvania Redevelopment
     Authority Revenue 5.00% 4/15/30 (FGIC)              5,000,000     5,207,550
                                                                     -----------
                                                                      33,552,797
                                                                     -----------
*Pre-Refunded Bonds - 5.63%
   Cudahy, Wisconsin Community
     Development Authority Lease Revenue
     6.00% 6/1/11-06                                     1,000,000     1,043,240

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds (continued)
   Michigan State Hospital Finance Authority
     Revenue (Genesys Health Systems)
     Series A 7.50% 10/1/27-05                         $ 8,130,000   $ 8,377,964
     8.125% 10/1/21-05                                   4,000,000     4,215,000
   Mississippi Development Bank Special
     Obligation (Madison County Hospital
     Project) 6.30% 7/1/22-09                            2,070,000     2,376,464
   New York City, New York
     Series H 6.125% 8/1/25-07                             140,000       152,935
   Payne County, Oklahoma Economic
     Development Authority Student
     Housing Revenue (Collegiate Housing
     Foundation-Oklahoma State University)
     Series A 6.375% 6/1/30-11                           4,000,000     4,665,760
   Puerto Rico Commonwealth
     5.375% 7/1/21-07 (MBIA)                                50,000        53,902
   Puerto Rico Commonwealth Public
     Improvement Series A 5.125% 7/1/31-11               3,495,000     3,870,852
   Southeast Wisconsin Professional
     Baseball Park District Sales Tax Revenue
     5.80% 12/15/26-07 (MBIA)                            1,000,000     1,073,100
   Wisconsin Housing Finance Authority
     Revenue 6.10% 6/1/21-17 (FHA)                         865,000       980,590
                                                                     -----------
                                                                      26,809,807
                                                                     -----------
 Public Utility District Revenue Bonds - 3.29%
   Chelan County, Washington Public Utilities
     District #001 Consolidated Revenue
     (Chelan Hydro System) Series A
     5.45% 7/1/37 (AMBAC) (AMT)                          5,000,000     5,271,800
   Richmond, Virginia Public Utilities Revenue
     5.00% 1/15/27 (FSA)                                10,000,000    10,391,500
                                                                     -----------
                                                                      15,663,300
                                                                     -----------
 School District General Obligation Bonds - 0.51%
   Lewisville, Texas Independent School
     District Permanent School Fund
     6.15% 8/15/21                                       2,160,000     2,422,116
                                                                     -----------
                                                                       2,422,116
                                                                     -----------
 Single Family Housing Revenue Bonds - 0.42%
   New Mexico Mortgage Finance Authority
     Series B Class III 6.75% 7/1/25
     (GNMA) (FNMA)                                         345,000       350,244
     Series E 6.95% 1/1/26 (GNMA) (FNMA)                   335,000       346,169
   North Dakota State Housing Finance
     Agency Revenue
     Series A 6.30% 7/1/16 (AMT)                           540,000       560,746
     Series B 6.25% 1/1/17 (AMT)                           405,000       408,552
   Santa Fe, New Mexico Single Family
   Mortgage Revenue 6.20% 11/1/16
     (GNMA) (FNMA) (AMT)                                   255,000       255,263
   Utah State Housing Finance Agency
     Single Family Mortgage Series A
     7.20% 1/1/27 (FHA) (VA) (AMT)                          60,000        61,282
                                                                     -----------
                                                                       1,982,256
                                                                     -----------
 Territorial General Obligation Bonds - 1.97%
   Puerto Rico Commonwealth Public
     Improvement Series A
     5.50% 7/1/19 (MBIA)                                 8,000,000     9,380,960
                                                                     -----------
                                                                       9,380,960
                                                                     -----------

STATEMENTS                                            DELAWARE TAX-FREE USA FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                        Amount         Value
 MUNICIPAL BONDS (continued)
 Territorial Revenue Bonds - 7.82%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Transportation
     Revenue Series G 5.00% 7/1/42                   $  6,750,000   $  6,901,065
   Puerto Rico Commonwealth Industrial
     Development Company General Purpose
     Revenues Series B 5.375% 7/1/16                    1,000,000      1,069,450
   Puerto Rico Commonwealth Public
     Improvement Series A 5.125% 7/1/31                 6,880,000      7,129,882
   Puerto Rico Electric Power Authority
     Revenue Series II 5.25% 7/1/31                     6,000,000      6,369,720
   Puerto Rico Housing, Bank & Finance
     Agency Single Family Mortgage
     Revenue 6.25% 4/1/29
     (GNMA) (FNMA) (FHLMC) (AMT)                        1,240,000      1,266,747
   Puerto Rico Industrial, Tourist, Educational,
     Medical & Environmental Control
     Facilities (Hospital Auxilio Mutuo
     Obligated Group) Series A
     6.25% 7/1/24 (MBIA)                                1,200,000      1,231,872
   Puerto Rico Public Buildings Authority
     Revenue (Government Facilities)
     Series I 5.25% 7/1/33                             12,000,000     12,745,320
   Virgin Islands Water & Power Authority
     Water System Revenue 5.50% 7/1/17                    510,000        522,867
                                                                    ------------
                                                                      37,236,923
                                                                    ------------
 Turnpike/Toll Road Revenue Bonds - 2.95%
   Ohio State Turnpike Commission Revenue
     Series A
     5.50% 2/15/24 (FGIC)                               5,000,000      5,804,500
     5.50% 2/15/26 (FGIC)                               2,590,000      3,026,363
   Pennsylvania State Turnpike Commission
     Revenue Series A 5.00% 12/1/34
     (AMBAC)                                            5,000,000      5,225,500
                                                                    ------------
                                                                      14,056,363
                                                                    ------------
 Water & Sewer Revenue Bonds - 4.10%
   Augusta, Georgia Water & Sewer Revenue
     5.25% 10/1/34 (FSA)                                3,375,000      3,634,335
   New York City, New York Municipal Water
     Finance Authority Water & Sewer System
     Revenue Series A 5.125% 6/15/34                   12,125,000     12,587,326
   West Virginia State Water Development
     Authority Revenue (Loan Program III)
     Series A 6.375% 7/1/39 (AMBAC) (AMT)               2,890,000      3,284,427
                                                                    ------------
                                                                      19,506,088
                                                                    ------------
 TOTAL MUNICIPAL BONDS (cost $430,775,733)                           463,469,693
                                                                    ------------
oVARIABLE RATE DEMAND NOTES - 2.66%
   Chester County, Pennsylvania Industrial
     Development Authority Revenue
     (Archdiocese of Philadelphia)
     1.80% 7/1/31                                       9,000,000      9,000,000
   Philadelphia, Pennsylvania Authority for
     Industrial Development Revenue
     (Newcourtland Elder Services Project)
     1.80% 3/1/27                                       3,655,000      3,655,000
                                                                    ------------
 TOTAL VARIABLE RATE DEMAND NOTES
  (cost $12,655,000)                                                  12,655,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 99.96%
  (cost $443,430,733)                                              $476,124,693
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.04%                                            177,134
                                                                   ------------
NET ASSETS APPLICABLE TO 41,038,435
  SHARES OUTSTANDING - 100.00%                                     $476,301,827
                                                                   ============

Net Asset Value - Delaware Tax-Free USA Fund Class A
  ($451,337,110 / 38,887,410 Shares)                                     $11.61
                                                                         ------
Net Asset Value - Delaware Tax-Free USA Fund Class B
  ($18,909,182 / 1,629,283 Shares)                                       $11.61
                                                                         ------
Net Asset Value - Delaware Tax-Free USA Fund Class C
  ($6,055,535 / 521,742 Shares)                                          $11.61
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $454,005,523
Distributions in excess of net investment income                        (12,071)
Accumulated net realized loss on investments                        (10,385,585)
Net unrealized appreciation of investments                           32,693,960
                                                                   ------------
Total net assets                                                   $476,301,827
                                                                   ============

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

 *Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
 oVariable Rate Notes. The interest rate shown is the rate as of February 28,
  2005.
 &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.
++Non-income producing security. Security is currently in default.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE USA FUND
Net asset value Class A (A)                                              $11.61
Sales charge (4.50% of offering price) (B)                                 0.55
                                                                         ------
Offering price                                                           $12.16
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                        DELAWARE TAX-FREE INSURED FUND
  OF NET ASSETS (CONTINUED)                       February 28, 2005 (Unaudited)

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS - 95.69%
Airport Revenue Bonds - 2.56%
  Dallas-Fort Worth, Texas International
    Airport Revenue Series A 5.50% 11/1/31
    (FGIC) (AMT)                                        $1,500,000    $1,583,340
                                                                      ----------
                                                                       1,583,340
                                                                      ----------
City General Obligation Bonds - 5.83%
  Melrose Park, Illinois Tax Increment
    Series B 6.00% 12/15/19 (FSA)                        1,250,000     1,427,038
    Powell, Ohio 5.50% 12/1/32 (FGIC)                    2,000,000     2,186,840
                                                                      ----------
                                                                       3,613,878
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 2.12%
  Colorado Health Facilities Authority Revenue
    (Evangelical Lutheran)
    Series A 5.25% 6/1/34                                1,275,000     1,310,955
                                                                      ----------
                                                                       1,310,955
                                                                      ----------
Corporate Backed Revenue Bonds - 1.28%
  Indianapolis, Indiana Airport Authority
    Revenue (Federal Express Corp. Project)
    5.10% 1/15/17 (AMT)                                    750,000       793,148
                                                                      ----------
                                                                         793,148
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 5.35%
  New Jersey Economic Development
    Authority (Cigarette Tax) 5.50% 6/15/31              1,000,000     1,037,870
  New York State Sales Tax Asset
    Receivables 5.25% 10/15/27 (AMBAC)                   1,000,000     1,082,830
  Tampa, Florida Sports Authority Revenue
    (Tampa Bay Arena Project) Sales Tax
    5.75% 10/1/20 (MBIA)                                 1,000,000     1,191,860
                                                                      ----------
                                                                       3,312,560
                                                                      ----------
Escrowed to Maturity Bonds - 1.87%
  New Jersey State Highway Authority Garden
    State Parkway General Revenue
    5.50% 1/1/16 (FGIC)                                  1,000,000     1,156,120
                                                                      ----------
                                                                       1,156,120
                                                                      ----------
Higher Education Revenue Bonds - 11.34%
  Amherst, New York Industrial Agency
    Civic Facilities Revenue
    (UBF Faculty Student Housing)
    Series A 5.75% 8/1/30 (AMBAC)                        1,300,000     1,468,336
  Illinois Educational Facilities Authority
    Student Housing Revenue (Educational
    Advancement Funding - University
    Center Project) 6.25% 5/1/34                         1,000,000     1,032,090
  Massachusetts State Development
    Finance Agency Revenue
    (Massachusetts College of Pharmacy
    Project) Series C 5.75% 7/1/33                         500,000       525,015
  Massachusetts State Industrial Finance
    Agency Revenue Higher Education
    (Clark University Project) 6.10% 7/1/16              1,250,000     1,308,600
  New York State Dormitory Authority
    Revenue (Fashion Institute Student
    Housing Corp.) 5.00% 7/1/13 (FGIC)                   1,000,000     1,101,950
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Widener University) 5.375% 7/15/29                  1,000,000     1,046,610

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  University of Central Florida Athletics
    Association Certificates of Participation
    Series A 5.25% 10/1/34 (FGIC)                       $  500,000    $  535,165
                                                                      ----------
                                                                       7,017,766
                                                                      ----------
Hospital Revenue Bonds - 3.41%
  Florence County, South Carolina Hospital
    Revenue (McLeod Regional Medical
    Center Project) Series A
    5.25% 11/1/27 (FSA)                                  1,000,000     1,073,830
  Knox County, Tennessee Health
    Educational & Housing Facilities Board
    Hospital Revenue (East Tennessee
    Hospital Project) Series B 5.75% 7/1/33              1,000,000     1,041,230
                                                                      ----------
                                                                       2,115,060
                                                                      ----------
Investor Owned Utilities Revenue Bonds - 7.63%
  Mason County, West Virginia Pollution
    Control Revenue (Appalachian
    Power Co. Project) Series K
    6.05% 12/1/24 (AMBAC)                                3,000,000     3,404,490
  Petersburg, Indiana Pollution Control
    Revenue (Indianapolis Power &
    Light Co. Project) 6.375% 11/1/29 (AMT)                750,000       790,943
  South Carolina Jobs Economic
    Development Authority Industrial
    Revenue (South Carolina Electric &
    Gas Co. Project) Series B
    5.45% 11/1/32 (AMBAC) (AMT)                            500,000       531,140
                                                                      ----------
                                                                       4,726,573
                                                                      ----------
Multifamily Housing Revenue Bonds - 10.03%
  Franklin County, Ohio Multi Family Revenue
    (Alger Green) Series A 5.80% 5/20/44
    (GNMA) (AMT)                                         1,150,000     1,203,222
  Illinois Development Finance Authority
    Revenue (Section 8) Series A
    5.80% 7/1/28 (MBIA) (FHA)                            2,790,000     2,895,545
  Illinois Housing Development Authority
    Multi Family Revenue (Crystal Lake
    Preservation) Series A-1
    5.80% 12/20/41 (GNMA)                                2,000,000     2,105,820
                                                                      ----------
                                                                       6,204,587
                                                                      ----------
Municipal Lease Revenue Bonds - 6.47%
  Alexandria, Virginia Industrial
    Development Authority Revenue
    (Institute for Defense Analyses)
    Series A 5.90% 10/1/30 (AMBAC)                       1,000,000     1,129,020
  Golden State, California Tobacco
    Securitization Corporation Settlement
    Revenue Series B 5.50% 6/1/43                        1,000,000     1,068,620
  Loudoun County, Virginia Industrial
    Development Authority Public Safety
    Facility Lease Revenue Series A
    5.25% 12/15/23 (FSA)                                   700,000       760,256
  Missouri State Development Finance
    Board Infrastructure Facilities Revenue
    (Branson Landing Project) Series A
    5.50% 12/1/24                                        1,000,000     1,051,750
                                                                      ----------
                                                                       4,009,646
                                                                      ----------

STATEMENTS                                        DELAWARE TAX-FREE INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
MUNICIPAL BONDS (continued)
 Political Subdivision General Obligation Bonds - 0.97%
   St. Clair County, Michigan
     5.00% 4/1/21 (AMBAC)                                $  565,000   $  602,143
                                                                      ----------
                                                                         602,143
                                                                      ----------
*Pre-Refunded Bonds - 4.76%
   Michigan State Hospital Finance Authority
     Revenue (Genesys Health Systems)
     Series A 7.50% 10/1/27-05                            1,500,000    1,545,750
   Vancouver, Washington Limited Tax
     5.50% 12/1/25-10 (AMBAC)                             1,250,000    1,403,675
                                                                      ----------
                                                                       2,949,425
                                                                      ----------
 Public Utility District Revenue Bonds - 5.45%
   Austin, Texas Revenue Subordinate Lien
     5.25% 5/15/20 (MBIA)                                 3,000,000    3,378,360
                                                                      ----------
                                                                       3,378,360
                                                                      ----------
 School District General Obligation Bonds - 5.94%
   Jackson, Ohio Local School District
     (Stark & Summit Counties) School
     Facilities Construction & Improvement
     5.625% 12/1/25 (FSA)                                 1,000,000    1,104,950
   Kenowa Hills, Michigan Public Schools
     Refunding 5.00% 5/1/25 (FGIC)                          490,000      518,621
     Pomona, California United School District
     Series A 6.55% 8/1/29 (MBIA)                         1,000,000    1,309,910
   South Redford, Michigan School District
     5.00% 5/1/21 (FGIC)                                    700,000      748,419
                                                                      ----------
                                                                       3,681,900
                                                                      ----------
 Single Family Housing Revenue Bonds - 1.17%
   New Mexico Mortgage Finance Authority
     Single Family Mortgage Program
     Series C 6.20% 7/1/26 (GNMA) (FNMA)                    710,000      727,317
                                                                      ----------
                                                                         727,317
                                                                      ----------
 Territorial General Obligation Bonds - 1.89%
   Puerto Rico Commonwealth
     Public Improvement Series A
     5.50% 7/1/19 (MBIA)                                  1,000,000    1,172,620
                                                                      ----------
                                                                       1,172,620
                                                                      ----------
 Territorial Revenue Bonds - 9.80%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue Series E
     5.50% 7/1/17 (FSA)                                   1,250,000    1,455,725
     5.50% 7/1/19 (FSA)                                   3,000,000    3,517,860
   Puerto Rico Public Buildings Authority
     Revenue (Government Facilities)
     Series J 5.00% 7/1/36 (AMBAC)                        1,000,000    1,091,260
                                                                      ----------
                                                                       6,064,845
                                                                      ----------
 Turnpike/Toll Road Revenue Bonds - 0.84%
   Pennsylvania State Turnpike Commission
     Revenue Series A 5.00% 12/1/34 (AMBAC)                 500,000      522,550
                                                                      ----------
                                                                         522,550
                                                                      ----------
 Water & Sewer Revenue Bonds - 6.98%
   Atlanta, Georgia Water & Waste Water
     Revenue 5.00% 11/1/18 (FSA)                          1,000,000    1,081,610
   Augusta, Georgia Water & Sewer Revenue
     5.25% 10/1/34 (FSA)                                  1,000,000    1,076,840

                                                       Principal       Market
                                                         Amount        Value
 MUNICIPAL BONDS (continued)
 Water & Sewer Revenue Bonds (continued)
   Fulton County, Georgia Water & Sewer
     Revenue 5.25% 1/1/35 (FGIC)                      $ 1,000,000   $ 1,069,580
   Green Bay, Wisconsin Water Systems
     Revenue Refunding and Improvements
     Bonds 5.25% 11/1/22 (FSA)                          1,000,000     1,093,950
                                                                    -----------
                                                                      4,321,980
                                                                    -----------
 TOTAL MUNICIPAL BONDS (cost $55,079,092)                            59,264,773
                                                                    -----------
OVARIABLE RATE DEMAND NOTES - 3.23%
   Michigan State South Central Power
     1.87% 10/1/11 (AMBAC)                              1,500,000     1,500,000
   Minneapolis, Minnesota Library
     1.72% 12/1/32 (SPA, Dexia Credit Local)              500,000       500,000
                                                                    -----------
 TOTAL VARIABLE RATE DEMAND NOTES
   (cost $2,000,000)                                                  2,000,000
                                                                    -----------

 TOTAL MARKET VALUE OF SECURITIES - 98.92%
   (cost $57,079,092)                                                61,264,773
 RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.08%                                           670,800
                                                                    -----------
 NET ASSETS APPLICABLE TO 5,541,627
   SHARES OUTSTANDING - 100.00%                                     $61,935,573
                                                                    ===========

 Net Asset Value - Delaware Tax-Free Insured Fund
   Class A ($53,526,889 / 4,789,271 Shares)                              $11.18
                                                                         ------
 Net Asset Value - Delaware Tax-Free Insured Fund
   Class B ($6,265,097 / 560,564 Shares)                                 $11.18
                                                                         ------
 Net Asset Value - Delaware Tax-Free Insured Fund
   Class C ($2,143,587 / 191,792 Shares)                                 $11.18
                                                                         ------

 COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
 Shares of beneficial interest
   (unlimited authorization - no par)                               $57,659,171
 Distributions in excess of net investment income                        (1,790)
 Accumulated net realized gain on investments                            92,511
 Net unrealized appreciation of investments                           4,185,681
                                                                    -----------
 Total net assets                                                   $61,935,573
                                                                    ===========

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

STATEMENTS                                        DELAWARE TAX-FREE INSURED FUND
  OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE INSURED FUND
Net asset value Class A (A)                                               $11.18
Sales charge (4.50% offering price) (B)                                     0.53
                                                                          ------
Offering price                                                            $11.71
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                               DELAWARE TAX-FREE USA INTERMEDIATE FUND
  OF NET ASSETS (CONTINUED)              February 28, 2005 (Unaudited)

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS - 91.90%
Airport Revenue Bonds - 1.88%
  Chicago, Illinois O' Hare International
    Airport Revenue General-Airport-Third
    Lein Series A-2 5.75% 1/1/20
    (FSA) (AMT)                                        $1,000,000     $1,114,610
  Metropolitan, Washington D.C. Airport
    Authority Systems Series A
    5.50% 10/1/19 (FGIC) (AMT)                          1,000,000      1,093,290
                                                                      ----------
                                                                       2,207,900
                                                                      ----------
City General Obligation Bonds - 4.39%
  Cleveland, Ohio 5.25% 12/1/23 (AMBAC)                 1,185,000      1,296,106
  New York City, New York
    Series G 5.25% 8/1/15                               1,000,000      1,088,710
    Series J 5.50% 6/1/23                               1,000,000      1,084,920
  Powell, Ohio 5.50% 12/1/25 (FGIC)                     1,500,000      1,671,990
                                                                      ----------
                                                                       5,141,726
                                                                      ----------
Corporate-Backed Revenue Bonds - 7.53%
  Alliance, Texas Airport Authority Special
    Facilities Revenue (Federal Express Corp.
    Project) 6.375% 4/1/21 (AMT)                        1,000,000      1,055,310
  Cartersville, Georgia Development
    Authority Waste & Wastewater Facilities
    Revenue (Anheuser Busch Project)
    5.10% 2/1/12 (AMT)                                    450,000        484,349
  Dutchess County, New York Industrial
    Development Agency Amount
    5.45% 12/1/29 (AMT)                                 1,500,000      1,634,309
  Indianapolis, Indiana Airport Authority
    Revenue (Federal Express Corp. Project)
    5.10% 1/15/17 (AMT)                                   750,000        793,148
  Michigan State Strategic Funding Limited
    Obligation Revenue (Detroit Edison Co.
    Project) Series A 5.50% 6/1/30
    (XLCA) (AMT)                                        1,000,000      1,072,030
  Ohio State Air Quality Development
    Authority Revenue Environmental
    Improvement (USX Project)
    5.00% 11/1/15                                       1,000,000      1,087,000
  Prattville, Alabama Industrial Development
    Board Environmental Improvement
    Revenue (International Paper Co.
    Project) Series A 6.70% 3/1/24 (AMT)                1,000,000      1,097,890
  Sugar Creek, Missouri Industrial
    Development Revenue (Lafarge North
    America) Series A 5.65% 6/1/37 (AMT)                  500,000        514,840
  Toledo, Lucas County, Ohio Port Authority
    Development Revenue (Northwest Ohio
    Bond Fund - Alex Products Inc.)
    Series B 6.125% 11/15/09 (AMT)                      1,000,000      1,084,450
                                                                      ----------
                                                                       8,823,326
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 5.60%
  Casa Grande, Arizona Excise Tax Revenue
    5.00% 4/1/22 (AMBAC)                                1,600,000      1,706,432
  New Jersey Economic Development
    Authority (Cigarette Tax) 5.50% 6/15/31             1,000,000      1,037,870
  New York City Transitional Finance
    Authority Revenue Refunding - Future
    Tax Secured Series A 5.50% 11/1/26                  1,000,000      1,111,290
  New York State Sales Tax Asset Receivables
    5.25% 10/15/27 (AMBAC)                              1,000,000      1,082,830

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Dedicated Tax & Fees Revenue Bonds (continued)
  Wyoming State Loan & Investment
    Facilities Revenue 5.00% 10/1/24                    $1,550,000    $1,628,880
                                                                      ----------
                                                                       6,567,302
                                                                      ----------
Escrowed to Maturity Bonds - 0.19%
  Metropolitan Pier & Exposition Authority
    Illinois Hospitality Facilities (McCormick
    Place Convention Center) 5.75% 7/1/06                  215,000       220,216
                                                                      ----------
                                                                         220,216
                                                                      ----------
Higher Education Revenue Bonds - 15.85%
  Allegheny County, Pennsylvania Higher
    Education Building Authority University
    Revenue (Duquesne University)
    Series A 5.00% 3/1/16 (FGIC)                         1,000,000     1,085,650
  Forest Grove, Oregon Revenue Campus
    (Pacific University) 6.30% 5/1/25
    (RADIAN)                                             1,000,000     1,117,630
  Fulton County, Georgia Development
    Authority Revenue (Molecular Science
    Building Project) 5.25% 5/1/21 (MBIA)                1,000,000     1,093,950
  Illinois Educational Facilities Authority
    Student Housing Revenue (Educational
    Advancement-University Center Project)
    6.00% 5/1/22                                           750,000       799,500
  Indiana State Educational Facilities
    Authority Revenue 5.00% 10/1/34                        500,000       502,590
  Massachusetts State Health & Educational
    Facilities Authority Revenue (Nichols
    College Issue) Series C 6.125% 10/1/29               1,000,000     1,022,740
  Michigan Higher Education Facilities
    Authority Revenue (Kalamazoo College
    Project) 5.50% 12/1/19                                 500,000       544,695
  New Jersey State Educational Facilities
    Authority Revenue (Georgian Court
    College Project) Series C 6.50% 7/1/33                 500,000       564,605
  New York State Dormitory Authority Revenue
    (Brooklyn Law School)
    Series A 5.50% 7/1/18 (RADIAN)                       1,000,000     1,103,580
    (Fashion Institute Student Housing
    Corp.)5.00% 7/1/13 (FGIC)                            1,000,000     1,101,950
    (Long Island University)
    Series B 5.50% 9/1/20 (RADIAN)                       1,000,000     1,089,210
  Ohio State Higher Educational
    Facility Revenue
    (John Carroll University) 5.50% 11/15/18               335,000       373,207
    (Kenyon College Project) 4.70% 7/1/37                1,000,000     1,046,650
  Ohio State University General Receipts
    Series B 5.25% 6/1/21                                1,000,000     1,092,040
  Pennsylvania State Higher Educational
    Facilities Authority College & University
    Revenue (Geneva College Project)
    6.125% 4/1/22                                        1,000,000     1,067,350
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Widener University)
    5.00% 7/15/26                                          550,000       562,271
    5.00% 7/15/31                                          750,000       760,575
  Pennsylvania State University
    5.00% 9/1/29                                         1,000,000     1,047,040

STATEMENTS                               DELAWARE TAX-FREE USA INTERMEDIATE FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  South Carolina Educational Facilities
    Authority for Private Nonprofit
    Institutions (Southern Wesleyan
    University) 5.00% 3/1/20                          $ 1,200,000    $ 1,218,251
  University of California Revenue
    Series A 5.125% 5/15/20 (AMBAC)                       250,000        270,583
  University of Oklahoma Research Facilities
    5.00% 3/1/23 (AMBAC)                                1,065,000      1,129,048
                                                                     -----------
                                                                      18,593,115
                                                                     -----------
Hospital Revenue Bonds - 12.15%
  Chatham County, Georgia Hospital
    Authority Revenue (Memorial Health
    Medical Center) Series A 6.125% 1/1/24              1,000,000      1,091,920
  Cuyahoga County, Ohio Revenue
    (Cleveland Clinic Health System)
    Series A 6.00% 1/1/21                               1,000,000      1,124,380
  Duluth, Minnesota Economic Development
    Authority Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.50% 2/15/23                 1,000,000      1,054,510
  Florence County, South Carolina Hospital
    Revenue (McLeod Regional Medical
    Center Project) Series A
    5.25% 11/1/27 (FSA)                                 1,000,000      1,073,830
  Indiana Health Facility Financing
    Authority Hospital Revenue
    (Deaconess Hospital Obligation)
    Series A 5.375% 3/1/29 (AMBAC)                        700,000        753,543
  Lancaster County, Pennsylvania Hospital
    Authority Revenue (Lancaster General
    Hospital Project) 5.75% 3/15/21                     1,000,000      1,085,270
  Maryland State Health & Higher Education
    Facilities Authority Revenue (Union
    Hospital of Cecil County) 5.625% 7/1/32               500,000        530,155
  Michigan State Hospital Finance Authority
    Revenue (Trinity Health Credit)
    Series C 5.375% 12/1/23                               500,000        528,850
  Minneapolis, Minnesota Health Care
    System Revenue (Allina Health Systems)
    Series A 5.75% 11/15/32                               500,000        531,140
  Multnomah County, Oregon Hospital
    Facilities Authority Revenue (Providence
    Health System) 5.25% 10/1/22                        1,000,000      1,080,520
  New Hampshire Health & Education
    Facilities Authority Revenue (Elliot
    Hospital) Series B 5.60% 10/1/22                    1,000,000      1,044,350
  North Texas Health Facilities Development
    Corporation Hospital Revenue
    (United Regional Health Care
    System, Inc. Project) 6.00% 9/1/23                  1,000,000      1,076,360
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.20% 10/1/30                                         545,000        566,495
  Southcentral, Pennsylvania General
    Authority Revenue (Wellspan Health
    Obligated Project) 5.625% 5/15/26                   1,000,000      1,070,430

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Terrebonne Parish, Louisiana Hospital
    Service District #1 Hospital Revenue
    (Terrebonne General Medical Center
    Project) 5.50% 4/1/33 (AMBAC)                     $ 1,500,000    $ 1,626,059
                                                                     -----------
                                                                      14,237,812
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 6.88%
  Cambria County, Pennsylvania Industrial
    Development Authority Pollution
    Control Revenue (Pennsylvania Electric
    Co. Project) Series A
    5.80% 11/1/20 (MBIA)                                  500,000        519,995
  Connecticut State Development Authority
    Pollution Control Revenue
    (Connecticut Light & Power Co.)
    3.35% 5/1/31 (AMBAC) (AMT)                          1,300,000      1,295,177
 Forsyth, Montana Pollution Control
    Revenue (Portland General Project)
    Series A 5.20% 5/1/33                               1,005,000      1,061,933
  Maricopa County, Arizona Pollution Control
    Corporation Revenue (El Paso Electric
    Co. Project) Series A 6.375% 8/1/15                   750,000        760,770
  Pennsylvania Economic Development
    Financing 6.75% 12/1/36 (AMT)                         750,000        802,478
  Sabine River Authority, Texas Pollution
    Control Revenue (TXU Electric Co.
    Project) Series A 5.50% 5/1/22                      1,000,000      1,082,790
  Saint Charles Parish, Louisiana Pollution
    Control Revenue (Entergy Louisiana, Inc.)
    Series A 4.90% 6/1/30                               1,000,000      1,005,350
  South Carolina Jobs Economic
    Development Authority Industrial
    Revenue (South Carolina Electric &
    Gas Co. Project) Series B
    5.45% 11/1/32 (AMBAC) (AMT)                           500,000        531,140
  West Feliciana Parish, Louisiana Pollution
    Control Revenue (Gulf States Utilities Co.
    Project) Series A 7.50% 5/1/15                      1,000,000      1,009,410
                                                                     -----------
                                                                       8,069,043
                                                                     -----------
Miscellaneous Revenue Bonds - 1.84%
  New York State Municipal Bond Bank
    Agency Special School Purpose
    Revenue Series C 5.25% 6/1/22                       1,000,000      1,074,010
  Oregon State Department Administrative
    Services Lottery Revenue Refunding
    Series A 5.00% 4/1/18 (FSA)                         1,000,000      1,081,500
                                                                     -----------
                                                                       2,155,510
                                                                     -----------
Municipal Lease Revenue Bonds - 2.52%
  Albany, New York Industrial Development
    Agency Civic Facility Revenue
    (Charitable Leadership Project)
    Series A 5.75% 7/1/26                                 500,000        514,800
  Golden State, California Tobacco
    Securitization Settlement Revenue
    Series B 5.75% 6/1/23                               1,000,000      1,065,640
  Middle River, Virginia Regional Jail
    Authority Facility Revenue
    5.00% 5/15/20 (MBIA)                                1,285,000      1,374,552
                                                                     -----------
                                                                       2,954,992
                                                                     -----------

STATEMENTS                               DELAWARE TAX-FREE USA INTERMEDIATE FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
 MUNICIPAL BONDS (continued)
 Political Subdivision General Obligation Bonds - 2.79%
   Lansing, Michigan Community College
     5.00% 5/1/21 (MBIA)                                 $1,325,000   $1,410,171
   Lunenburg County, Virginia
     Series B 5.25% 2/1/29 (MBIA)                           715,000      763,677
   Middlesex County, New Jersey Improvement
     Authority Revenue (County Guaranteed
     Open Space Trust) 5.25% 9/15/20                      1,000,000    1,101,200
                                                                      ----------
                                                                       3,275,048
                                                                      ----------
 Ports & Harbors Revenue Bonds - 0.46%
   Virginia Port Authority Commonwealth Port
     Fund Revenue Resolution
     5.00% 7/1/12 (AMT)                                     500,000      543,610
                                                                      ----------
                                                                         543,610
                                                                      ----------
*Pre-Refunded Bonds - 3.59%
   Arizona State Transportation Board
     Highway Revenue 6.25% 7/1/16-09                      1,850,000    2,101,434
   Pennsylvania State Higher Educational
     Facilities Authority College & University
     Revenue (Ursinus College Project)
     5.90% 1/1/27-07                                      1,000,000    1,078,090
   Puerto Rico Commonwealth Highway &
     Transportation Authority Transportation
     Revenue Series B 6.00% 7/1/26-05                     1,000,000    1,023,140
                                                                      ----------
                                                                       4,202,664
                                                                      ----------
 Public Power Revenue Bonds - 2.54%
   Metropolitan Government Nashville &
     Davidson County, Tennessee Electric
     Revenue Series B 5.50% 5/15/14                       1,000,000    1,141,910
   South Carolina State Public Service
     Authority Revenue Series A
     5.125% 1/1/21 (FSA)                                  1,000,000    1,076,200
   Texas Municipal Power Agency Revenue
     4.00% 9/1/11 (AMBAC)                                   750,000      756,555
                                                                      ----------
                                                                       2,974,665
                                                                      ----------
 Recreational Area Revenue Bonds - 0.92%
   Hampton, Virginia Convention Center
     Revenue 5.25% 1/15/23 (AMBAC)                        1,000,000    1,073,600
                                                                      ----------
                                                                       1,073,600
                                                                      ----------
 School District General Obligation Bonds - 5.61%
   Bannock County, Idaho School District #025
     (Pocatello Idaho School Board Guaranty
     Program) 5.00% 8/15/16                               1,100,000    1,204,544
   Kenowa Hills, Michigan Public Schools
     Refunding 5.00% 5/1/25 (FGIC)                        1,000,000    1,058,410
   Licking County, Ohio Joint Vocational
     School District 5.00% 12/1/19 (MBIA)                 1,000,000    1,074,150
   Otsego, Michigan Public Schools District
     5.00% 5/1/21 (FSA)                                   1,185,000    1,263,471
   Salem-Keizer, Oregon School District #24J
     Refunding 5.00% 6/15/19 (FSA)                        1,145,000    1,231,722
   South Redford, Michigan School District
     5.00% 5/1/21 (FGIC)                                    700,000      748,419
                                                                      ----------
                                                                       6,580,716
                                                                      ----------

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL Bonds (continued)
School District Revenue Bonds - 0.95%
  Anderson School Building
    5.50% 7/15/25 (FSA)                                 $1,000,000    $1,109,300
                                                                      ----------
                                                                       1,109,300
                                                                      ----------
State General Obligation Bonds - 2.58%
  California State 5.25% 11/1/17                         1,000,000     1,091,570
  California State Economic Recovery
    Series A 5.25% 7/1/14                                1,000,000     1,118,500
  Florida State Board Education Capital
    Outlay (Public Education) Series B
    5.00% 6/1/10                                           750,000       817,290
                                                                      ----------
                                                                       3,027,360
                                                                      ----------
Tax Increment/Special Assessment Bonds - 1.59%
  Allegheny County, Pennsylvania
    Redevelopment Authority 5.10% 7/1/14                   250,000       261,613
  Portland, Oregon Urban Renewal &
    Redevelopment Interstate Corridor
    Series A 5.25% 6/15/20 (FGIC)                        1,000,000     1,105,930
  St. Joseph, Missouri Industrial
    Development Authority Tax Increment
    Revenue (Shoppes At North Village
    Project) 5.10% 11/1/19                                 500,000       492,105
                                                                      ----------
                                                                       1,859,648
                                                                      ----------
Territorial General Obligation Bonds - 1.86%
  Puerto Rico Commonwealth 5.00% 7/1/30                  1,000,000     1,067,290
 oPuerto Rico Public Finance Corporation
    Commonwealth Appropriation Series A
    (LOC, Puerto Rico Government Bank)
    5.75% 8/1/27                                         1,000,000     1,112,250
                                                                      ----------
                                                                       2,179,540
                                                                      ----------
Territorial Revenue Bonds - 4.25%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series J 5.50% 7/1/21                                1,000,000     1,106,050
  Puerto Rico Electric Power Authority Power
    Revenue Series OO 5.00% 7/1/13 (CIFG)                1,000,000     1,102,710
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series J 5.00% 7/1/28                                1,000,000     1,067,290
  Puerto Rico Public Finance Corporate
    5.25% 8/1/29 (MBIA)                                    620,000       685,193
  University of Puerto Rico Revenue
    Series M 5.50% 6/1/15 (MBIA)                         1,000,000     1,021,930
                                                                      ----------
                                                                       4,983,173
                                                                      ----------
Transportation Revenue Bonds - 0.94%
  Colorado Department Transportation
    Revenue (Anticipation Notes) Series B
    5.00% 12/15/14 (FGIC)                                1,000,000     1,106,570
                                                                      ----------
                                                                       1,106,570
                                                                      ----------
Turnpike/Toll Road Revenue Bonds - 1.16%
  Pennsylvania State Turnpike
    Commission Revenue Series A
    5.25% 12/1/20 (AMBAC)                                1,230,000     1,356,788
                                                                      ----------
                                                                       1,356,788
                                                                      ----------
Water & Sewer Revenue Bonds - 3.83%
  Atlanta, Georgia Water & Waste Water
    Revenue 5.00% 11/1/18 (FSA)                          1,000,000     1,081,610

STATEMENTS                               DELAWARE TAX-FREE USA INTERMEDIATE FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                        Amount        Value
 MUNICIPAL BONDS (continued)
 Water & Sewer Revenue Bonds (continued)
   Green Bay, Wisconsin Water Systems
     Revenue Refunding & Improvements
     Bonds 5.25% 11/1/22 (FSA)                      $  1,000,000    $  1,093,950
   Ohio State Water Development Authority
     Revenue (Fresh Water) Series B
     5.50% 12/1/19 (FSA)                               1,000,000       1,167,750
   Virginia State Resource Authority Clean
     Water Revenue (State Revolving Fund)
     6.00% 10/1/16                                     1,000,000       1,141,460
                                                                    ------------
                                                                       4,484,770
                                                                    ------------
 TOTAL MUNICIPAL BONDS (cost $103,593,755)                           107,728,394
                                                                    ------------
oVARIABLE RATE DEMAND NOTES - 6.44%
   Chester County, Pennsylvania Industrial
     Development Authority Revenue
     (Archdiocese of Philadelphia)
     1.80% 7/1/31                                      3,000,000       3,000,000
   Philadelphia, Pennsylvania Authority for
     Industrial Development Revenue
     (Newcourtland Elder Services Project)
     1.80% 3/1/27                                      3,500,000       3,500,000
   Portland, Oregon Multifamily Housing
     Revenue (South Park Block Project)
     1.85% 12/1/11                                     1,050,000       1,050,000
                                                                    ------------
 TOTAL VARIABLE RATE DEMAND NOTES
   (cost $7,550,000)                                                   7,550,000
                                                                    ------------

 TOTAL MARKET VALUE OF SECURITIES - 98.34%
   (cost $111,143,755)                                               115,278,394
 RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.66%                                          1,943,527
                                                                    ------------
 NET ASSETS APPLICABLE TO 10,217,733
   SHARES OUTSTANDING - 100.00%                                     $117,221,921
                                                                    ============

 Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class A ($92,893,903 / 8,097,044 Shares)                               $11.47
                                                                          ------
 Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class B ($3,666,645 / 319,646 Shares)                                  $11.47
                                                                          ------
 Net Asset Value - Delaware Tax-Free USA Intermediate Fund
   Class C ($20,661,373 / 1,801,043 Shares)                               $11.47
                                                                          ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $113,594,138
Accumulated net realized loss on investments                           (506,856)
Net unrealized appreciation of investments                            4,134,639
                                                                   -------------
Total net assets                                                   $117,221,921
                                                                   ============

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
oVariable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE USA INTERMEDIATE FUND
Net asset value Class A (A)                                              $11.47
Sales charge (2.75% of offering price) (B)                                 0.32
                                                                         ------
Offering price                                                           $11.79
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)     February 28, 2005 (Unaudited)

                                                         Principal      Market
                                                           Amount       Value
MUNICIPAL BONDS - 97.44%
Airline Revenue Bonds - 1.59%
  Minneapolis/St. Paul, Minnesota Metropolitan
    Airports Commission Special Facilities
    Revenue (Northwest Airlines, Inc. Project)
    Series A 7.00% 4/1/25 (AMT)                          $  500,000   $  455,510
  New Jersey Economic Development
    Authority Special Facilities Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/19 (AMT)                                   1,000,000      840,950
                                                                      ----------
                                                                       1,296,460
                                                                      ----------
Airport Revenue Bonds - 4.40%
  City of Augusta, Georgia
    Series C 5.45% 1/1/31 (AMT)                           1,000,000    1,005,670
  New York City, New York Industrial
    Development (JFK Airis Project)
    5.50% 7/1/28 (AMT)                                      905,000      911,760
  Oklahoma City, Oklahoma Industrial &
    Cultural Facilities Subordinated (Air
    Cargo Project) 6.75% 1/1/23 (AMT)                     1,160,000    1,146,602
  Onondaga County, New York Industrial
    Development Authority Revenue
    Subordinated (Air Cargo Project)
    7.25% 1/1/32 (AMT)                                      500,000      514,505
                                                                      ----------
                                                                       3,578,537
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 11.04%
  Bexar County, Texas Health Facilities
    Development Corporation
    (Army Retirement Residence Project)
    6.30% 7/1/32                                          1,000,000    1,062,750
  Buhl, Minnesota Nursing Home Revenue
    (Forest Health Services Project)
    Series A 6.75% 8/1/33                                   600,000      613,320
  Colorado Health Facilities Authority
    Revenue (Evangelical Lutheran)
    5.25% 6/1/34                                            750,000      771,150
  Gainesville & Hall County, Georgia
    Development Authority Revenue
    (Lanier Village Estates Project)
    Series C 7.25% 11/15/29                               1,000,000    1,108,260
  Marion County, Missouri Nursing Home
    District Revenue 7.00% 8/1/13                         1,050,000    1,051,722
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Foulkeways at Gwynedd Project)
    6.75% 11/15/30                                        1,000,000    1,056,620
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority
    Revenue (The Philadelphia Protestant
    Home Project) Series A 6.50% 7/1/27                   1,100,000    1,105,214
  Rochester, Minnesota Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                            985,000      987,266
  Vermont Education & Health Building
    Financing Agency Revenue Health Care Facility
    (Copley Manor Project) 6.15% 4/1/19                   1,730,000    1,224,321
                                                                      ----------
                                                                       8,980,623
                                                                      ----------
Corporate-Backed Revenue Bonds - 10.50%
  Alliance, Texas Airport Authority
    Special Facilities Revenue (Federal Express Corp.
    Project) 6.375% 4/1/21 (AMT)                          2,000,000    2,110,619

                                                        Principal        Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds (continued)
  Ashland, Kentucky Sewer & Solid Waste
    Revenue (Ashland, Inc. Project)
    7.125% 2/1/22 (AMT)                                $  700,000     $  718,242
++California Pollution Control Financing
    Authority Pollution Control Revenue
    (Laidlaw Environmental, Inc. Project)
    Series A 6.70% 7/1/07 (AMT)                         1,000,000          2,500
  Cloquet, Minnesota Pollution Control
    Revenue (Potlatch Corp. Project)
    5.90% 10/1/26                                         750,000        756,578
  De Soto Parish, Louisiana Environmental
    Improvement Revenue (International
    Paper Company Project)
    Series A 6.35% 2/1/25 (AMT)                         1,650,000      1,773,932
  Gulf Coast, Texas Waste Disposal Authority
    Revenue (Valero Energy Project)
    6.65% 4/1/32 (AMT)                                  1,000,000      1,087,590
  Phoenix County, Alabama Industrial
    Development Board Environmental
    Improvement Revenue (Mead Westvaco
    Corporation Project) Series A
    6.35% 5/15/35 (AMT)                                   500,000        537,595
  Sugar Creek, Missouri Industrial
    Development Revenue (Lafarge North
    America) Series A 5.65% 6/1/37 (AMT)                  500,000        514,840
  Toledo Lucas County, Ohio Port
    Development Revenue Authority
    (Toledo Express Airport Project)
    6.375% 11/15/32 (AMT)                               1,000,000      1,042,140
                                                                      ----------
                                                                       8,544,036
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 5.01%
  Chicago, Illinois Tax Increment Subordinate
    (Central Loop Redevelopment Project)
    Series A 6.50% 12/1/08                              1,000,000      1,072,111
  Las Vegas, Nevada Local Improvement
    Special District #808 (Summerlin Area
    Project) 6.75% 6/1/21                                 990,000      1,022,541
  New Jersey Economic Development
    Authority (Cigarette Tax) 5.75% 6/15/34             1,000,000      1,060,870
  New York State Sales Tax Asset Receivables
    Series A 5.25% 10/15/27 (AMBAC)                       500,000        541,415
  Prescott Valley, Arizona Improvement
    District Special Assessment
    7.90% 1/1/12                                          365,000        378,220
                                                                      ----------
                                                                       4,075,157
                                                                      ----------
Escrowed to Maturity Bonds - 0.50%
  Illinois State Development Finance
    Authority (Harrisburg Medical Center
    Project) 7.00% 3/1/06                                 400,000        405,880
                                                                      ----------
                                                                         405,880
                                                                      ----------
Higher Education Revenue Bonds - 18.43%
  Berks County, Pennsylvania Municipal
    Authority College (Albright College
    Project) 5.375% 10/1/28                               700,000        717,626
  Illinois Educational Facilities Authority
    Student Housing Revenue (Educational
    Advancement Fund-University Center
    Project) 6.25% 5/1/30                               2,000,000      2,127,959

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Maine Finance Authority Education
    Revenue (Waynflete School Project)
    6.40% 8/1/19                                      $ 1,000,000    $ 1,075,510
  Maryland State Economic Development
    Corporation, Student Housing Revenue
    (University of Maryland College Park
    Project) 5.625% 6/1/35                              1,000,000      1,036,230
  Massachusetts State Development
    Finance Agency Revenue
    (Massachusetts College of Pharmacy
    Project) Series C 5.75% 7/1/33                      1,000,000      1,050,030
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue (Nichols College Issue)
    Series C 6.125% 10/1/29                             2,000,000      2,045,479
  Milledgeville-Baldwin County, Georgia
    Development Authority Revenue
    (Georgia College & State University
    Foundation) 6.00% 9/1/33                            1,000,000      1,075,690
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design Project)
    Series 5-D 6.75% 5/1/26                               500,000        544,765
  New Hampshire Higher Education &
    Health Facilities Authority (Brewster
    Academy Project) 6.75% 6/1/25                       1,000,000      1,006,080
  New Jersey State Educational Facilities
    Authority (Fairleigh Dickinson Project)
    5.50% 7/1/23                                          750,000        785,363
  New Mexico Educational Assistance
    Foundation Student Loan Revenue
    1st Subordinate Series A-2
    6.65% 11/1/25 (AMT)                                   985,000        995,431
  Pennsylvania State Higher Education
    Facilities Authority Revenue (Widener
    University) 5.00% 7/15/39                           1,000,000      1,012,310
  Scranton-Lackawanna, Pennsylvania
    Health & Welfare Authority First
    Mortgage Revenue (Lackawanna Junior
    College Project) 5.75% 11/1/20                      1,510,000      1,523,515
                                                                     -----------
                                                                      14,995,988
                                                                     -----------
Hospital Revenue Bonds - 16.28%
  Coffee County, Georgia Hospital Authority
    Revenue (Coffee Regional Medical
    Center Project) 5.00% 12/1/26                       1,000,000      1,005,330
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Healthcare Project)
    5.625% 1/1/28                                       1,000,000      1,045,010
    (Midwest Physician Group Limited
    Project) 5.50% 11/15/19                                35,000         31,419
  Knox County, Tennessee Health Educational
    & Housing Facilities Board Hospital
    Revenue (East Tennessee Hospital
    Project) Series B 5.75% 7/1/33                      1,300,000      1,353,598
  Louisiana Public Facilities Authority
    Revenue (Ochsner Clinic Foundation
    Project) Series B 5.50% 5/15/32                     1,000,000      1,038,790
  Massachusetts State Health & Educational
    Facilities Authority Revenue (Jordan
    Hospital Project) Series E 6.75% 10/1/33            1,000,000      1,065,240

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Catholic Health East)
    Series C 5.375% 11/15/34                           $ 1,000,000   $ 1,039,110
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.20% 10/1/30                                        1,000,000     1,039,440
  Richland County, Ohio Hospital Facilities
    Revenue (Medcentral Health System
    Project) Series B 6.375% 11/15/30                    1,500,000     1,614,599
  Shakopee, Minnesota Health Care
    Facilities Revenue (St. Francis Regional
    Medical Center) 5.25% 9/1/34                           750,000       767,468
  South Dakota Health & Education Facilities
    Authority Revenue (Huron Regional
    Medical Center Project) 7.00% 4/1/10                 1,000,000     1,023,340
  St. Joseph County, Indiana Industrial
    Economic Development (Madison
    Center Project) 5.50% 2/15/21                        1,150,000     1,161,167
  Yavapai County, Arizona Industrial
    Development Authority Hospital
    Revenue (Yavapai Medical Center
    Project) Series A 6.00% 8/1/33                       1,000,000     1,061,320
                                                                     -----------
                                                                      13,245,831
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 11.64%
  Brazos River Authority Texas Pollution
    Revenue (TXU Energy Co. Project)
    Series B 6.30% 7/1/32 (AMT)                          1,000,000     1,078,710
 oForsyth, Montana Pollution Control
    Revenue (Portland General Project)
    Series A 5.20% 5/1/33                                1,000,000     1,056,650
 oMaricopa County, Arizona Pollution
    Control Corporation Revenue
    (El Paso Electric Co. Project)
    Series A 6.375% 8/1/15                               1,250,000     1,267,950
  Midland County, Michigan Economic
    Development Subordinate Limited
    Obligation (Midland Congeneration
    Project) Series A 6.875% 7/23/09 (AMT)               1,950,000     2,019,167
  Mississippi Business Finance Corporation
    Pollution Control Revenue (System
    Energy Resources, Inc. Project)
    5.90% 5/1/22                                           900,000       910,962
 oPennsylvania Economic Development
    Financing (Reliant Energy) Series B
    6.75% 12/1/36 (AMT)                                  1,000,000     1,069,970
  Petersburg, Indiana Pollution Control
    Revenue (Indianapolis Power & Light
    Co. Project) 6.375% 11/1/29 (AMT)                    1,000,000     1,054,590
  West Feliciana Parish, Louisiana Pollution
    Control Revenue (Gulf States Utilities Co.
    Project) Series A 7.50% 5/1/15                       1,000,000     1,009,410
                                                                     -----------
                                                                       9,467,409
                                                                     -----------
  Miscellaneous Revenue Bonds - 1.07%
    Lowry, Colorado Economic Redevelopment
    Authority Revenue Series A
    (Private Placement) 7.30% 12/1/10                      500,000       520,535

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
 MUNICIPAL BONDS (continued)
 Miscellaneous Revenue Bonds (continued)
   Westminster, Colorado Shaw Heights
     Special Improvement District
     Series A 7.50% 12/1/07                              $  350,000   $  353,644
                                                                      ----------
                                                                         874,179
                                                                      ----------
 Multifamily Housing Revenue Bonds - 1.22%
   District Columbia Housing Finance Agency
     (Henson Ridge) Series E 5.10% 6/1/37
     (FHA) (AMT)                                          1,000,000      989,140
                                                                      ----------
                                                                         989,140
                                                                      ----------
 Municipal Lease Revenue Bonds - 5.18%
   Dauphin County, Pennsylvania General
     Authority (Riverfront Office & Parking
     Project) Series A 5.75% 1/1/10                       1,875,000    1,851,900
   Golden State, California Tobacco
     Securitization Corporation Settlement
     Revenue Series B 5.50% 6/1/43                        1,500,000    1,602,930
   Missouri State Development Finance Board
     Infrastructure Facilities Revenue (Branson
     Landing Project) Series A 5.50% 12/1/24                720,000      757,260
                                                                      ----------
                                                                       4,212,090
                                                                      ----------
 Political Subdivision General Obligation Bonds - 0.50%
   Illinois State Development Finance
     Authority East St. Louis Debt Restructure
     Revenue 7.375% 11/15/11                                400,000      409,768
                                                                       ---------
                                                                         409,768
                                                                       ---------
*Pre-Refunded Bonds - 5.39%
   Illinois State Development Finance Authority
     (Harrisburg Medical Center Project)
     7.20% 3/1/07-06
     7.02% 3/1/08-06                                        800,000      811,904
   Mississippi Development Bank Special
     Obligation (Madison County Hospital
     Project) 6.40% 7/1/29-09                             1,585,000    1,826,063
   Savannah, Georgia Economic Development
     Authority Revenue (College of Art &
     Design Project) 6.50% 10/1/13-09                     1,000,000    1,150,400
   Volusia County, Florida Industrial
     Development Authority Mortgage
     Revenue (Bishops Glen Retirement
     Health Facilities Project)
     7.50% 11/1/16-06                                       555,000      601,725
                                                                       ---------
                                                                       4,390,092
                                                                       ---------
 School District General Obligation Bonds - 1.26%
   Laredo, Texas Independent School District
     Series B 5.00% 8/1/29 (AMBAC)                        1,000,000    1,023,390
                                                                       ---------
                                                                       1,023,390
                                                                       ---------
 Tax Increment/Special Assessment Bonds - 3.43%
   Chicago, Illinois Tax Increment Allocation
     (Chatham Ridge Project) 5.95% 12/15/12                 750,000      764,903
   Midtown Miami, Florida Community
     Development District Special
     6.50% 5/1/37                                         1,000,000    1,042,300

                                                      Principal        Market
                                                        Amount         Value
MUNICIPAL BONDS (continued)
Tax Increment/Special Assessment Bonds (continued)
  St. Joseph, Missouri Industrial
    Development Authority
    (Shoppes at North Village Project)
    Series A 5.375% 11/1/24                          $ 1,000,000    $   984,410
                                                                    -----------
                                                                      2,791,613
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $76,935,264)                             79,280,193
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 97.44%
  (cost $76,935,264)                                                 79,280,193
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.56%                                          2,083,360
                                                                    -----------
NET ASSETS APPLICABLE TO 7,973,438
  SHARES OUTSTANDING - 100.00%                                      $81,363,553
                                                                    ===========

Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class A ($62,237,965 / 6,102,955 Shares)                     $10.20
                                                                         ------
Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class B ($14,061,952 / 1,375,744 Shares)                     $10.22
                                                                         ------
Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class C ($5,063,636 / 494,739 Shares)                        $10.23
                                                                        -------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $84,773,153
Distributions in excess of net investment income                         (4,104)
Accumulated net realized loss on investments                         (5,750,425)
Net unrealized appreciation of investments                            2,344,929
                                                                    -----------
Total net assets                                                    $81,363,553
                                                                    ===========

SUMMARY OF ABBREVIATIONS:
AMT - Subject to Alternative Minimum Tax
AMBAC - Insured by the AMBAC Assurance Company
FHA - Insured by the Federal Housing Administration

++Non-income producing security for the period ended February 28, 2005. Security is currently in default.
 *Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
 oVariable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Net asset value Class A (A)                                              $10.20
Sales charge (4.50%) (B)                                                   0.48
                                                                         ------
Offering price                                                           $10.68
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                       DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF ASSETS AND LIABILITIES     February 28, 2005 (Unaudited)


ASSETS:
  Investments at market                                              $79,280,193
  Cash                                                                 2,727,072
  Receivables for securities sold                                      1,036,940
  Subscriptions receivable                                               289,181
  Interest receivable                                                  1,205,988
                                                                     -----------
  Total assets                                                        84,539,374
                                                                     -----------

LIABILITIES:
  Payable for securities purchased                                     3,014,294
  Liquidations payable                                                    15,795
  Distributions payable                                                   58,491
  Management fees payable                                                 23,914
  Other accrued expenses                                                  63,327
                                                                     -----------
  Total liabilities                                                    3,175,821
                                                                     -----------

TOTAL NET ASSETS                                                     $81,363,553
                                                                     -----------

INVESTMENTS AT COST                                                  $76,935,264
                                                                     -----------

See accompanying notes

STATEMENTS                        DELAWARE NATIONAL TAX-FREE FUNDS
  OF OPERATIONS                   Six Months Ended February 28, 2005 (Unaudited)

                                                         Delaware        Delaware           Delaware                Delaware
                                                         Tax-Free        Tax-Free         Tax-Free USA         National High-Yield
                                                         USA Fund      Insured Fund     Intermediate Fund      Municipal Bond Fund
INVESTMENT INCOME:
  Interest                                              $12,832,403     $1,483,614          $2,329,672             $2,289,148
                                                        -----------     ----------          ----------             ----------
EXPENSES:
  Management fees                                         1,304,838        154,604             267,309                210,364
  Distribution expenses - Class A                           512,535         61,326             125,196                 71,784
  Distribution expenses - Class B                           100,591         32,368              18,439                 71,307
  Distribution expenses - Class C                            28,856         10,519              97,844                 24,303
  Dividend disbursing and transfer agent fees
    and expenses                                            154,713         17,998              85,875                 27,366
  Reports and statements to shareholders                     94,824         10,226              18,885                 10,673
  Accounting and administration expenses                     78,920         10,313              17,763                 12,719
  Legal and professional fees                                46,577          6,237              10,973                 13,949
  Registration fees                                          25,161         15,990              22,534                 10,071
  Custodian fees                                             15,333          2,064               3,758                  2,407
  Trustees' fees                                             12,752          1,665               2,845                  2,012
  Pricing fees                                                2,216            823               1,725                  2,512
  Other                                                       7,035            891               1,233                     21
                                                        -----------     ----------          ----------             ----------
                                                          2,384,351        325,024             674,379                459,488
  Less expenses absorbed or waived                         (232,278)       (18,977)           (100,644)               (29,031)
  Less waived distribution expenses -- Class A                   --             --             (62,598)                    --
  Less expense paid indirectly                              (12,040)        (1,585)             (2,745)                (1,518)
                                                        -----------     ----------          ----------             ----------
  Total expenses                                          2,140,033        304,462             508,392                428,939
                                                        -----------     ----------          ----------             ----------
NET INVESTMENT INCOME                                    10,692,370      1,179,152           1,821,280              1,860,209
                                                        -----------     ----------          ----------             ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                          433,855        220,621              69,991                124,761
  Net change in unrealized appreciation/depreciation
    of investments                                        5,732,562        247,172             717,735              1,313,414
                                                        -----------     ----------          ----------             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS           6,166,417        467,793             787,726              1,438,175
                                                        -----------     ----------          ----------             ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $16,858,787     $1,646,945          $2,609,006             $3,298,384
                                                        ===========     ==========          ==========             ==========

See accompanying notes

STATEMENTS                                      DELAWARE NATIONAL TAX-FREE FUNDS
  OF CHANGES IN NET ASSETS

                                                                     Delaware Tax-Free                  Delaware Tax-Free
                                                                         USA Fund                          Insured Fund

                                                               Six Months           Year           Six Months            Year
                                                                 Ended              Ended            Ended               Ended
                                                                2/28/05           8/31/04           2/28/05             8/31/04
                                                              (Unaudited)                          (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                       $ 10,692,370      $ 23,010,855       $ 1,179,152        $ 2,702,112
  Net realized gain on investments                                 433,855           375,000           220,621            668,371
  Net change in unrealized appreciation/depreciation
    of investments                                               5,732,562        12,280,683           247,172            763,635
                                                              ------------      ------------       -----------        -----------
  Net increase in net assets resulting from operations          16,858,787        35,666,538         1,646,945          4,134,118
                                                              ------------      ------------       -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                    (10,195,852)      (21,714,746)       (1,044,887)        (2,399,145)
    Class B                                                       (378,941)       (1,066,585)         (101,361)          (240,793)
    Class C                                                       (108,577)         (229,524)          (32,904)           (62,174)

  Net realized gain on investments:
    Class A                                                             --                --          (105,930)                --
    Class B                                                             --                --           (13,185)                --
    Class C                                                             --                --            (4,364)                --
                                                              ------------      ------------       -----------        -----------
                                                               (10,683,370)      (23,010,855)       (1,302,631)        (2,702,112)
                                                              ------------      ------------       -----------        -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                      8,749,668        28,738,384         1,542,516          2,654,253
    Class B                                                        278,594         1,047,025            56,095            966,911
    Class C                                                        594,795         1,144,768           253,095            563,665

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                      5,417,303        11,673,132           648,704          1,325,637
    Class B                                                        211,793           585,568            66,607            139,876
    Class C                                                         87,735           183,313            18,689             31,760
                                                              ------------      ------------       -----------        -----------
                                                                15,339,888        43,372,190         2,585,706          5,682,102
                                                              ------------      ------------       -----------        -----------
  Cost of shares repurchased:
    Class A                                                    (24,858,399)      (56,907,009)       (3,346,920)        (8,473,975)
    Class B                                                     (4,240,661)      (11,044,588)         (621,792)        (2,141,982)
    Class C                                                       (486,673)       (1,181,389)         (141,127)           (75,210)
                                                              ------------      ------------       -----------        -----------
                                                               (29,585,733)      (69,132,986)       (4,109,839)       (10,691,167)
                                                              ------------      ------------       -----------        -----------
Decrease in net assets derived from capital share
  transactions                                                 (14,245,845)      (25,760,796)       (1,524,133)        (5,009,065)
                                                              ------------      ------------       -----------        -----------
NET DECREASE IN NET ASSETS                                      (8,070,428)      (13,105,113)       (1,179,819)        (3,577,059)

NET ASSETS:
   Beginning of period                                         484,372,255       497,477,368        63,115,392         66,692,451
                                                              ------------      ------------       -----------        -----------
   End of period(1)                                           $476,301,827      $484,372,255       $61,935,573        $63,115,392
                                                              ============      ============      ============        ===========

(1)Distributions in excess of net investment income           $    (12,071)     $    (12,071)     $     (1,790)       $    (1,790)
                                                              ============      ============      ============        ===========

See accompanying notes

STATEMENTS                                      DELAWARE NATIONAL TAX-FREE FUNDS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     Delaware Tax-Free            Delaware National High-Yield
                                                                  USA Intermediate Fund               Municipal Bond Fund

                                                              Six Months           Year            Six Months            Year
                                                                 Ended             Ended              Ended              Ended
                                                                2/28/05           8/31/04            2/28/05            8/31/04
                                                              (Unaudited)                          (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                       $  1,821,280      $  3,191,082       $ 1,860,209        $ 3,873,703
  Net realized gain on investments                                  69,991             9,040           124,761            156,218
  Net change in unrealized appreciation/depreciation
    of investments                                                 717,735         2,261,985         1,313,414          2,120,542
                                                              ------------      ------------       -----------        -----------
  Net increase in net assets resulting from operations           2,609,006         5,462,107         3,298,384          6,150,463
                                                              ------------      ------------       -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                     (1,501,693)       (2,607,537)       (1,447,700)        (2,992,760)
    Class B                                                        (50,679)         (117,263)         (305,441)          (668,880)
    Class C                                                       (268,908)         (466,282)         (103,890)          (206,085)
                                                              ------------      ------------       -----------        -----------
                                                                (1,821,280)       (3,191,082)       (1,857,031)        (3,867,725)
                                                              ------------      ------------       -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                     22,826,758        48,901,601         6,833,848          7,733,793
    Class B                                                        207,977           806,273           263,795            690,784
    Class C                                                      2,833,061        10,526,986           809,454            687,623

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                      1,089,500         1,857,428           824,427          1,525,650
    Class B                                                         36,532            73,821           142,537            312,081
    Class C                                                        124,996           228,547            69,662            137,511
                                                              ------------      ------------       -----------        -----------
                                                                27,118,824        62,394,656         8,943,723         11,087,442
                                                              ------------      ------------       -----------        -----------
  Cost of shares repurchased:
    Class A                                                     (9,089,919)      (26,542,632)       (3,191,744)       (14,093,525)
    Class B                                                       (349,174)       (1,814,125)       (1,152,581)        (3,404,857)
    Class C                                                     (1,637,374)       (2,476,487)         (707,544)        (1,487,741)
                                                              ------------      ------------       -----------        -----------
                                                               (11,076,467)      (30,833,244)       (5,051,869)       (18,986,123)
                                                              ------------      ------------       -----------        -----------
Increase (decrease) in net assets derived from capital share
  transactions                                                 16,042,3573         1,561,412         3,891,854         (7,898,681)
                                                              ------------      ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                           16,830,083        33,832,437         5,333,207         (5,615,943)

NET ASSETS:
   Beginning of period                                         100,391,838        66,559,401        76,030,346         81,646,289
                                                              ------------      ------------       -----------        -----------
   End of period(1)                                           $117,221,921      $100,391,838       $81,363,553        $76,030,346
                                                              ============      ============       ===========        ===========

(1)Distributions in excess of net investment income           $         --      $         --       $    (4,104)       $    (4,104)
                                                              ============      ============       ===========        ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TAX-FREE USA FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.460     $11.170      $11.280     $11.320      $10.830     $10.890

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.260       0.538        0.537       0.566        0.582       0.587
Net realized and unrealized gain (loss) on investments          0.150       0.290       (0.110)     (0.040)       0.490      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.410       0.828        0.427       0.526        1.072       0.527
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.260)     (0.538)      (0.537)     (0.566)      (0.582)     (0.587)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.260)     (0.538)      (0.537)     (0.566)      (0.582)     (0.587)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.610     $11.460      $11.170     $11.280      $11.320     $10.830
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.60%       7.54%        3.84%       4.85%       10.19%       5.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $451,337    $456,192     $460,917    $495,731     $495,597    $421,136
Ratio of expenses to average net assets                         0.86%       0.87%        0.87%       0.87%        0.88%       0.97%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       0.96%       0.93%        0.97%       0.98%        0.89%       0.97%
Ratio of net investment income to average net assets            4.54%       4.72%        4.74%       5.08%        5.29%       5.54%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.44%       4.66%        4.64%       4.97%        5.28%       5.54%
Portfolio turnover                                                19%         32%          96%         99%         103%         76%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TAX-FREE USA FUND CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.460     $11.170      $11.280     $11.320      $10.830     $10.890

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.449        0.449       0.479        0.494       0.502
Net realized and unrealized gain (loss) on investments          0.150       0.290       (0.110)     (0.040)       0.490      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.366       0.739        0.339       0.439        0.984       0.442
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.449)      (0.449)     (0.479)      (0.494)     (0.502)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.449)      (0.449)     (0.479)      (0.494)     (0.502)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.610     $11.460      $11.170     $11.280      $11.320     $10.830
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.21%       6.71%        3.03%       4.04%        9.32%       4.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $18,909     $22,396      $31,052     $37,448      $39,317     $26,059
Ratio of expenses to average net assets                         1.63%       1.65%        1.65%       1.65%        1.68%       1.77%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.73%       1.71%        1.75%       1.76%        1.69%       1.77%
Ratio of net investment income to average net assets            3.77%       3.94%        3.96%       4.30%        4.49%       4.74%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.67%       3.88%        3.86%       4.19%        4.48%       4.74%
Portfolio turnover                                                19%         32%          96%         99%         103%         76%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TAX-FREE USA FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.460     $11.170      $11.280     $11.320      $10.830     $10.890

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.449        0.449       0.479        0.494       0.502
Net realized and unrealized gain (loss) on investments          0.150       0.290       (0.110)     (0.040)       0.490      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.366       0.739        0.339       0.439        0.984       0.442
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.449)      (0.449)     (0.479)      (0.494)     (0.502)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.449)      (0.449)     (0.479)      (0.494)     (0.502)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.610     $11.460      $11.170     $11.280      $11.320     $10.830
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.21%       6.71%        3.03%       4.04%        9.32%       4.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,056      $5,784       $5,508      $5,979       $6,457      $1,851
Ratio of expenses to average net assets                         1.63%       1.65%        1.65%       1.65%        1.68%       1.77%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.73%       1.71%        1.75%       1.76%        1.69%       1.77%
Ratio of net investment income to average net assets            3.77%       3.94%        3.96%       4.30%        4.49%       4.74%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.67%       3.88%        3.86%       4.19%        4.48%       4.74%
Portfolio turnover                                                19%         32%          96%         99%         103%         76%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            DELAWARE TAX-FREE INSURED FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.110     $10.880      $11.020     $10.950      $10.390     $10.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.471        0.473       0.487        0.483       0.513
Net realized and unrealized gain (loss) on investments          0.092       0.230       (0.140)      0.070        0.560       0.030
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.308       0.701        0.333       0.557        1.043       0.543
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.471)      (0.473)     (0.487)      (0.483)     (0.513)
Net realized gain on investments                               (0.022)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.238)     (0.471)      (0.473)     (0.487)      (0.483)     (0.513)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.180     $11.110      $10.880     $11.020      $10.950     $10.390
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.79%       6.55%        3.02%       5.27%       10.30%       5.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $53,527     $54,384      $57,630     $60,365      $62,397     $61,722
Ratio of expenses to average net assets                         0.88%       0.93%        0.92%       0.92%        1.02%       0.95%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       0.94%       0.93%        0.92%       0.92%        1.02%       0.95%
Ratio of net investment income to average net assets            3.91%       4.26%        4.25%       4.51%        4.58%       5.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.85%       4.26%        4.25%       4.51%        4.58%       5.07%
Portfolio turnover                                                24%         54%         109%        136%         113%        117%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            DELAWARE TAX-FREE INSURED FUND CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.110     $10.880      $11.020     $10.950      $10.390     $10.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.173       0.385        0.386       0.403        0.399       0.432
Net realized and unrealized gain (loss) on investments          0.092       0.230       (0.140)      0.070        0.560       0.030
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.265       0.615        0.246       0.473        0.959       0.462
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.173)     (0.385)      (0.386)     (0.403)      (0.399)     (0.432)
Net realized gain on investments                               (0.022)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.195)     (0.385)      (0.386)     (0.403)      (0.399)     (0.432)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.180     $11.110      $10.880     $11.020      $10.950     $10.390
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.40%       5.72%        2.22%       4.46%        9.43%       4.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,265      $6,728       $7,614      $7,677       $7,506      $4,990
Ratio of expenses to average net assets                         1.65%       1.71%        1.70%       1.70%        1.82%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.71%       1.71%        1.70%       1.70%        1.82%       1.75%
Ratio of net investment income to average net assets            3.14%       3.48%        3.47%       3.73%        3.78%       4.27%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.08%       3.48%        3.47%       3.73%        3.78%       4.27%
Portfolio turnover                                                24%         54%         109%        136%         113%        117%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            DELAWARE TAX-FREE INSURED FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.110     $10.880      $11.020     $10.950      $10.390     $10.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.173       0.385        0.386       0.403        0.399       0.432
Net realized and unrealized gain (loss) on investments          0.092       0.230       (0.140)      0.070        0.560       0.030
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.265       0.615        0.246       0.473        0.959       0.462
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.173)     (0.385)      (0.386)     (0.403)      (0.399)     (0.432)
Net realized gain on investments                               (0.022)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.195)     (0.385)      (0.386)     (0.403)      (0.399)     (0.432)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.180     $11.110      $10.880     $11.020      $10.950     $10.390
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.40%       5.72%        2.22%       4.46%        9.42%       4.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,144      $2,003       $1,448      $1,488       $1,588        $813
Ratio of expenses to average net assets                         1.65%       1.71%        1.70%       1.70%        1.82%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.71%       1.71%        1.70%       1.70%        1.82%       1.75%
Ratio of net investment income to average net assets            3.14%       3.48%        3.47%       3.73%        3.78%       4.27%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.08%       3.48%        3.47%       3.73%        3.78%       4.27%
Portfolio turnover                                                24%         54%         109%        136%         113%        117%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE TAX-FREE USA INTERMEDIATE FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.390     $11.010      $11.020     $10.890      $10.360     $10.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.204       0.419        0.435       0.462        0.480       0.474
Net realized and unrealized gain (loss) on investments          0.080       0.380       (0.010)      0.130        0.530       0.090
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.284       0.799        0.425       0.592        1.010       0.564
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.204)     (0.419)      (0.435)     (0.462)      (0.480)     (0.474)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.204)     (0.419)      (0.435)     (0.462)      (0.480)     (0.474)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.470     $11.390      $11.010     $11.020      $10.890     $10.360
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.51%       7.36%        3.89%       5.63%       10.01%       5.69%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $92,894     $77,448      $51,479     $26,075      $19,471     $20,646
Ratio of expenses to average net assets(3)                      0.78%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.11%       1.09%        1.15%       0.94%        1.06%       0.95%
Ratio of net investment income to average net assets            3.58%       3.70%        3.85%       4.28%        4.55%       4.65%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.25%       3.41%        3.50%       4.14%        4.29%       4.50%
Portfolio turnover                                                20%         27%         130%        195%         231%        199%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.82%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE TAX-FREE USA INTERMEDIATE FUND CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.380     $11.010      $11.020     $10.890      $10.360     $10.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.156       0.323        0.340       0.371        0.391       0.388
Net realized and unrealized gain (loss) on investments          0.090       0.370       (0.010)      0.130        0.530       0.090
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.246       0.693        0.330       0.501        0.921       0.478
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.156)     (0.323)      (0.340)     (0.371)      (0.391)     (0.388)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.156)     (0.323)      (0.340)     (0.371)      (0.391)     (0.388)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.470     $11.380      $11.010     $11.020      $10.890     $10.360
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.17%       6.36%        3.02%       4.74%        9.08%       4.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,667      $3,743       $4,538      $3,384       $2,366      $1,751
Ratio of expenses to average net assets(3)                      1.63%       1.65%        1.65%       1.65%        1.65%       1.65%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.81%       1.79%        1.87%       1.79%        1.91%       1.80%
Ratio of net investment income to average net assets            2.73%       2.85%        3.00%       3.43%        3.70%       3.80%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       2.55%       2.71%        2.78%       3.29%        3.44%       3.65%
Portfolio turnover                                                20%         27%         130%        195%         231%        199%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.67%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE TAX-FREE USA INTERMEDIATE FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03      8/31/02     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.390     $11.010      $11.020     $10.890      $10.360     $10.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.156       0.323        0.340       0.371        0.391       0.388
Net realized and unrealized gain (loss) on investments          0.080       0.380       (0.010)      0.130        0.530       0.090
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.236       0.703        0.330       0.501        0.921       0.478
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.156)     (0.323)      (0.340)     (0.371)      (0.391)     (0.388)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.156)     (0.323)      (0.340)     (0.371)      (0.391)     (0.388)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.470     $11.390      $11.010     $11.020      $10.890     $10.360
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.08%       6.45%        3.02%       4.74%        9.08%       4.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,661     $19,201      $10,542      $7,291       $3,602      $2,441
Ratio of expenses to average net assets(3)                      1.63%       1.65%        1.65%       1.65%        1.65%       1.65%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.81%       1.79%        1.87%       1.79%        1.91%       1.80%
Ratio of net investment income to average net assets            2.73%       2.85%        3.00%       3.43%        3.70%       3.80%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       2.55%       2.71%        2.78%       3.29%        3.44%       3.65%
Portfolio turnover                                                20%         27%         130%        195%         231%        199%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.67%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.010     $ 9.730       $9.950     $10.240      $ 9.950     $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.253       0.496        0.522       0.542        0.556       0.564
Net realized and unrealized gain (loss) on investments          0.190       0.280       (0.219)     (0.290)       0.293      (0.393)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.443       0.776        0.303       0.252        0.849       0.171
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.253)     (0.496)      (0.523)     (0.542)      (0.559)     (0.561)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.253)     (0.496)      (0.523)     (0.542)      (0.559)     (0.561)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.200     $10.010       $9.730     $ 9.950      $10.240     $ 9.950
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.47%       8.13%        3.13%       2.59%        8.81%       1.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $62,238     $56,698      $59,829     $64,259      $76,018     $78,207
Ratio of expenses to average net assets                         0.93%       1.00%        0.99%       0.96%        0.97%       1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.01%       1.02%        1.05%       1.04%        0.97%       1.21%
Ratio of net investment income to average net assets            5.04%       5.00%        5.30%       5.42%        5.55%       5.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.96%       4.98%        5.24%       5.34%        5.55%       5.50%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.030     $ 9.760       $9.980     $10.260      $ 9.980     $10.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.421        0.448       0.467        0.480       0.491
Net realized and unrealized gain (loss) on investments          0.190       0.270       (0.219)     (0.281)       0.284      (0.384)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.406       0.691        0.229       0.186        0.764       0.107
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.487)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.487)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.220     $10.030       $9.760     $ 9.980      $10.260     $ 9.980
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.07%       7.20%        2.36%       1.91%        7.88%       1.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,062     $14,534      $16,499     $20,021      $20,277     $18,374
Ratio of expenses to average net assets                         1.68%       1.75%        1.74%       1.71%        1.72%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.76%       1.77%        1.80%       1.79%        1.72%       1.96%
Ratio of net investment income to average net assets            4.29%       4.25%        4.55%       4.67%        4.80%       4.96%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.21%       4.23%        4.49%       4.59%        4.80%       4.75%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(2)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.040     $ 9.770       $9.990     $10.270      $ 9.990     $10.370

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.421        0.448       0.467        0.480       0.492
Net realized and unrealized gain (loss) on investments          0.190       0.270       (0.219)     (0.281)       0.284      (0.386)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.406       0.691        0.229       0.186        0.764       0.106
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.486)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.486)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.230     $10.040       $9.770     $ 9.990      $10.270     $ 9.990
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.07%       7.19%        2.35%       1.92%        7.98%       1.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,064      $4,798       $5,318      $6,405       $7,187      $8,770
Ratio of expenses to average net assets                         1.68%       1.75%        1.74%       1.71%        1.72%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.76%       1.77%        1.80%       1.79%        1.72%       1.96%
Ratio of net investment income to average net assets            4.29%       4.25%        4.55%       4.67%        4.80%       4.96%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.21%       4.23%        4.49%       4.59%        4.80%       4.75%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS                       February 28, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series:
Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
Earnings credits                       $12,040                 $1,585               $2,745                      $1,518

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
On the first $500 million             0.550%                  0.500%                0.500%                      0.550%
On the next $500 million              0.500%                  0.475%                0.475%                      0.500%
On the next $1.5 billion              0.450%                  0.450%                0.450%                      0.450%
In excess of $2.5 billion             0.425%                  0.425%                0.425%                      0.425%

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
The operating expense limitation
  as a percentage of average
  daily net assets (per annum)         0.65%                    0.75%                 0.65%                       0.75%

Expiration date                     10/31/04                 10/31/04              10/31/04                    10/31/04

Effective November 1, 2004, the
  operating expense limitation
  as a percentage of average daily
  net assets (per annum)               0.62%                    0.67%                 0.60%                       0.65%

Expiration date                     12/29/05                 12/29/05              12/29/05                    12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets for the Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund and 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
Investment management fee
  payable to DMC                      $130,576                $15,668               $5,937                    $23,914

Dividend disbursing, transfer
  agent, accounting and
  administration fees and
  other expenses payable to DSC         38,127                  4,681               18,095                      6,735

Other expenses payable to DMC
  and affiliates*                      124,732                 21,143               36,542                     30,951

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

 As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
                                      $12,730                  $1,723              $3,002                      $2,136

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
                                      $17,561                  $1,820             $11,066                      $4,930

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
Purchases                           $43,473,923              $7,009,074           $27,262,033                 $12,227,920

Sales                                56,557,207               7,856,230             9,913,244                   8,311,765

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
Cost of investments                 $443,437,194            $57,079,092           $111,143,755                $76,967,253
                                    ------------            -----------           ------------                -----------
Aggregate unrealized appreciation   $ 33,935,273            $ 4,189,445           $  4,236,794                $ 3,811,618
Aggregate unrealized depreciation     (1,247,774)                (3,764)              (102,155)                (1,498,678)
                                    ------------            -----------           ------------                -----------
Net unrealized appreciation         $ 32,687,499            $ 4,185,681           $  4,134,639                $ 2,312,940
                                    ============            ===========           ============                ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
SIX MONTHS ENDED 2/28/05*
-------------------------
Tax-exempt income                    $10,683,370             $1,179,152             $1,821,280                 $1,857,031
Ordinary Income                               --                 33,676                     --                         --
Long-term capital gain                        --                 89,803                     --                         --
                                     -----------             ----------             ----------                 ----------
Total                                $10,683,370             $1,302,631             $1,821,280                 $1,857,031
                                     ===========             ==========             ==========                 ==========

YEAR ENDED 8/31/04
------------------
Tax-exempt income                    $23,010,855             $2,702,112             $3,191,082                 $3,867,725
                                     -----------             ----------             ----------                 ----------
Total                                $23,010,855             $2,702,112             $3,191,082                 $3,867,725
                                     ===========             ==========             ==========                 ==========

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
Shares of beneficial interest       $454,005,523           $ 57,659,171           $113,594,138                $84,773,153
Distributions in excess of
  tax-exempt income                      (12,071)                (1,790)                    --                     (4,104)
Undistributed ordinary income                 --                 24,518                     --                         --
Undistributed long-term capital
  gain                                        --                 67,993                     --                         --
Capital loss carryforwards           (10,379,124)                    --               (506,856)                (5,718,436)
Unrealized appreciation of
  investments                         32,687,499              4,185,681              4,134,639                  2,312,940
                                    ------------            -----------           ------------                -----------
Net assets                          $476,301,827            $61,935,573           $117,221,921                $81,363,553
                                    ============            ===========           ============                ===========

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                 Delaware Tax-Free  Delaware National High-Yield
                                     USA Fund        Municipal Bond Fund
                                 -----------------  ----------------------------
Undistributed net investment
  income                             $(9,000)                $(3,178)
Accumulated realized gain (loss)       9,000                   3,178

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards for each Fund remaining at February 28, 2005 will expire as follows:

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
Year of Expiration                    USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
------------------               -----------------       -----------------   ---------------------    ----------------------------
      2008                          $10,791,021                $4,631              $295,023                   $  782,666
      2009                                  318                    --                    --                    3,025,716
      2010                                   --                    --                    --                       70,671
      2011                                   --                    --               290,864                      997,721
      2012                                   --                    --                 5,791                      980,742
                                    -----------                ------              --------                   ----------
Total                               $10,791,339                $4,631              $591,678                   $5,857,516
                                    ===========                ======              ========                   ==========

For the six months ended February 28, 2005, each Fund had capital gains, which may be offset by the capital loss carryforwards.

                                 Delaware Tax-Free       Delaware Tax-Free     Delaware Tax-Free      Delaware National High-Yield
                                      USA Fund             Insured Fund      USA Intermediate Fund        Municipal Bond Fund
                                 -----------------       -----------------   ---------------------    ----------------------------
                                     $412,215                 $72,624               $84,822                   $139,080

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Delaware Tax-Free            Delaware Tax-Free
                                                          USA Fund                  Insured Fund
                                                     -----------------            -----------------
                                                  Six Months       Year         Six Months     Year
                                                    Ended          Ended          Ended        Ended
                                                   2/28/05        8/31/04        2/28/05      8/31/04
Shares sold:
  Class A                                            757,881      2,542,308       137,169      240,752
  Class B                                             23,976         91,678         5,023       86,796
  Class C                                             51,251        100,047        22,499       51,075

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                            468,106      1,022,075        58,012      119,786
  Class B                                             18,304         51,247         5,957       12,642
  Class C                                              7,581         16,055         1,672        2,871
                                                  ----------     ----------      --------     --------
                                                   1,327,099      3,823,410       230,332      513,922
                                                  ----------     ----------      --------     --------

Shares repurchased:
  Class A                                         (2,154,040)    (5,005,013)     (299,245)    (765,235)
  Class B                                           (367,790)      (967,610)      (55,800)    (194,050)
  Class C                                            (41,932)      (104,261)      (12,635)      (6,844)
                                                  ----------     ----------      --------     --------
                                                  (2,563,762)    (6,076,884)     (367,680)    (966,129)
                                                  ----------     ----------      --------     --------
Net decrease                                      (1,236,663)    (2,253,474)     (137,348)    (452,207)
                                                  ==========     ==========      ========     ========

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)

                                                       Delaware Tax-Free     Delaware National High-Yield
                                                    USA Intermediate Fund         Municipal Bond Fund
                                                    ---------------------    ----------------------------
                                                   Six Months       Year        Six Months      Year
                                                     Ended          Ended         Ended         Ended
                                                    2/28/05        8/31/04       2/28/05       8/31/04
Shares sold:
  Class A                                          1,992,263      4,337,621       671,388      779,157
  Class B                                             18,135         71,772        25,988       69,306
  Class C                                            246,563        929,113        79,562       68,954

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                             94,941        164,775        81,322      153,547
  Class B                                              3,184          6,543        14,027       31,343
  Class C                                             10,893         20,268         6,844       13,793
                                                   ---------     ----------      --------   ----------
                                                   2,365,979      5,530,092       879,131    1,116,100
                                                   ---------     ----------      --------   ----------

Shares repurchased:
  Class A                                           (792,622)    (2,375,615)     (315,729)  (1,412,735)
  Class B                                            (30,457)      (161,693)     (113,409)    (342,565)
  Class C                                           (142,855)      (220,488)      (69,443)    (149,447)
                                                   ---------     ----------      --------   ----------
                                                    (965,934)    (2,757,796)     (498,581)  (1,904,747)
                                                   ---------     ----------      --------   ----------
Net increase (decrease)                            1,400,045      2,772,296       380,550     (788,647)
                                                   =========     ==========      ========   ==========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the prior page and above and the Statements of Changes in Net Assets.

                                                                 Six Months Ended                         Year Ended
                                                                      2/28/05                               8/31/04
                                                          --------------------------------     --------------------------------
                                                          Class B     Class A                   Class B     Class A
                                                          shares      shares       Value        shares      shares     Value
                                                          ------      ------       -----        ------      ------     -----
Delaware Tax-Free USA Fund                                212,516     212,424   $2,448,192     407,411      407,411  $4,651,731
Delaware Tax-Free Insured Fund                              4,216       4,216       47,049      42,758       42,758     472,881
Delaware Tax-Free USA Intermediate Fund                     3,365       3,365       38,464      20,911       20,911     235,413
Delaware National High-Yield Municipal Bond Fund           10,780      10,802      108,803         972          975       9,691

6. PROXY RESULTS
The shareholders of Delaware Group Tax-Free Funds and Voyageur Mutual Funds (each, the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                   Delaware Group Tax-Free Funds                  Voyageur Mutual Funds
                               ---------------------------------------    --------------------------------------
                                                       Shares Voted                             Shares Voted
                               Shares Voted For     Withheld Authority    Shares Voted For    Withheld Authority
----------------------------------------------------------------------------------------------------------------
Thomas L. Bennett               37,979,036.513        1,048,233.841        20,895,278.6563        60,093.724
----------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                38,000,153.644        1,027,116.713        20,914,639.6563        40,732.724
----------------------------------------------------------------------------------------------------------------
John A. Fry                     38,003.289.743        1,023,980.614        20,894,793.6563        60,578.724
----------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                37,979,818.032        1,037,452.325        20,894,488.6563        60,883.724
----------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth             37,961,415.917        1,065,854.440        20,879,031.6563        76,340.724
----------------------------------------------------------------------------------------------------------------
Ann R. Leven                    37,961,430.648        1,065,839.709        20,857,874.6563        97,497.724
----------------------------------------------------------------------------------------------------------------
Thomas F. Madison               37,996,204.955        1,031,065.402        20,905,985,6563        49,386.724
----------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                37,983,172.594        1,044,097.763        20,859,670.6563        95,701.724
----------------------------------------------------------------------------------------------------------------
J. Richard Zecher               37,951,191.521        1,076,078.836        20,914,639.6563        40,732.724
----------------------------------------------------------------------------------------------------------------

                                       39

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS (CONTINUED)
2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                             FOR                  AGAINST                ABSTAIN
                                                             ---                  -------                -------
Delaware Tax-Free Insured Fund                          2,901,910.367            203,102.434             188,821.454
Delaware Tax-Free USA Fund                             22,052,517.324          1,738,327.316           1,287,024.842
Delaware Tax-Free USA Intermediate Fund                 3,874,386.962            210,011.168             129,857.255
Delaware National High-Yield Municipal Bond Fund        3,832,827.883            181,124.111             106,194.831

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                           MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                   Senior Vice President and                 Delaware Management Company
Delaware Investments Family of Funds       Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                           Delaware Investments Family of Funds
                                           Philadelphia, PA                          NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                    Delaware Distributors, L.P.
Private Investor                           RICHELLE S. MAESTRO                       Philadelphia, PA
Rosemont, PA                               Executive Vice President,
                                           Chief Legal Officer and Secretary         SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                Delaware Investments Family of Funds      DISBURSING AND TRANSFER AGENT
President                                  Philadelphia, PA                          Delaware Service Company, Inc.
Franklin & Marshall College                                                          2005 Market Street
Lancaster, PA                              JOHN J. O'CONNOR                          Philadelphia, PA 19103-7094
                                           Senior Vice President and Treasurer
ANTHONY D. KNERR                           Delaware Investments Family of Funds      FOR SHAREHOLDERS
Managing Director                          Philadelphia, PA                          800 523-1918
Anthony Knerr & Associates
New York, NY                                                                         FOR SECURITIES DEALERS AND FINANCIAL
                                                                                     INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                  800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                       WEB SITE
Philadelphia, PA                                                                     www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9274)                                                        Printed in the USA
SA-011 [2/05] IVES 4/05                                                   J10084

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Tax-Free Fund

JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
       ------------------------
Title: Chairman
Date:  4/28/05
       ------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------------
By: Jude T. Driscoll
       ------------------------
Title: Chairman
Date:  4/28/05
       ------------------------

MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
       ------------------------
Title: Chief Financial Officer
Date:  4/28/05
       ------------------------